PFPC Inc.
3200 Horizon Drive
King of Prussia, PA 19406
(610) 239-4519

RULE 497(c) LETTER

VIA EDGAR

February 5, 2001

SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Washington, D.C.  20549-1004
Attention: Filing Desk

Re:  Whitehall Funds Trust (the "Registrant")
     No. 33-83430
     No. 811-08738

To the Staff of the Commission:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant is the EDGAR transmission of the definitive Prospectuses and Statement of Additional Information each dated January 31, 2001.

The purpose of this filing is to reflect non-material differences from the form of Non-Money Market Prospectus which was filed as part of the Registrant's most recent Post-Effective Amendment to its Registration Statement on Form N-1A. The form of Money Market Prospectus and form of Statement of Additional Information are unchanged from the filing. Such Post-Effective Amendment was electronically transmitted on January 31, 2001.

Please contact the undersigned at the above number should you have any questions.

Sincerely,

/s/ Christine Mason
-------------------
Christine Mason
Regulatory Administrator

                               THE WHITEHALL FUNDS

                    [BULLET] WHITEHALL GROWTH FUND

                    [BULLET] WHITEHALL GROWTH AND INCOME FUND

                    [BULLET]  WHITEHALL ENHANCED INDEX FUND

                    [BULLET]  WHITEHALL HIGH YIELD FUND

                    [BULLET]  WHITEHALL INCOME FUND



                                   PROSPECTUS

                                January 31, 2001




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                        PAGE
                                                                        ----
Fund Descriptions.......................................................   3
     Whitehall Growth Fund..............................................   3
     Whitehall Growth and Income Fund...................................   6
     Whitehall Enhanced Index Fund......................................  10
     Whitehall High Yield Fund..........................................  13
     Whitehall Income Fund..............................................  16
Additional Information on Principal Strategies..........................  19
Additional Information on Principal Risks...............................  19
Management of the Funds.................................................  20
Pricing of Fund Shares..................................................  23
Purchase of Fund Shares.................................................  24
Redemption of Fund Shares...............................................  26
Exchange of Fund Shares.................................................  29
Additional Purchase and Redemption Information..........................  30
Dividends and Distributions.............................................  31
Tax Information.........................................................  31
Distribution Arrangements...............................................  32
Financial Highlights................................................      33
For More Information................................................ Back Cover

WHITEHALL GROWTH FUND
----------------------
INVESTMENT OBJECTIVE:
            To provide long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES:

         The Growth Fund intends to invest primarily in a diversified portfolio of common stocks and securities convertible into the common stock of publicly-traded, U.S. companies. The Fund may also invest in the common stock, convertible securities, preferred stocks and warrants of any U.S. company, the equity securities of foreign companies (if traded "over-the-counter"), and American Depository Receipts ("ADRs"). At all times, at least 65% of the Fund's total assets will consist of one or more of the aforementioned types of securities.

         In addition, the Fund may hold debt obligations, U.S. Government securities, or cash or cash equivalents. The Fund has the ability to invest up to 25% of its total assets in debt obligations in the top four rating categories as measured by Moody's Investors Services, Inc. or Standard & Poor's Ratings Group. Except for temporary defensive purposes, the Fund will not hold more than 20% of its total assets in the form of cash or cash equivalents at any given time.

         In determining which securities to buy or sell, the Fund's investment adviser emphasizes both growth and value. Each stock selected by the Fund will be selected based on certain factors, including but not limited to: (1) the company's fundamental business outlook and competitive position, (2) the valuation of the security relative to its own historical norms, to the industry in which the company competes, and to the market as a whole, and (3) the momentum of earnings growth expected to be generated by the company. The Fund may invest in securities without regard to market capitalization.

PRINCIPAL RISKS:

[BULLET] Investors may lose money. An investment in the Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[BULLET] The Fund is subject to market risk since the market value of the Fund's investments will fluctuate as the stock market fluctuates. Market risk may affect a single issuer, industry or section of one economy or it may affect the market as a whole.

[BULLET] The Fund may invest in small or mid-sized companies, which may involve greater risk than investment in larger companies due to such factors as limited product lines, market and financial or managerial resources, and uses frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.

         The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

[BULLET] Because the Fund may invest up to 25% of its total assets in debt obligations, the Fund is subject to interest rate risk. Rising interest rates cause the prices of debt obligations to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

         The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.

[BULLET] Because  the Fund may  invest  in  non-U.S.  dollar-denominated  equity securities, the Fund is subject to the risks of international investing. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

[BULLET] The Fund is subject to credit risk, which is the risk that the issuer of a security, or counterparty to a contract, will default or otherwise be unable to honor a financial obligation.

For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein.

PRIOR PERFORMANCE
         The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since the Fund commenced operations), and by showing how the Fund's average annual returns for one year, three years, five years and for the life of the Fund compare to those of a broad-based securities market index. Fee waivers and expense reimbursements that were applicable during the indicated periods are reflected in both the chart and the table. Without these fee waivers and expense reimbursements, the Fund's performance would have been lower. In addition, effective February 2, 2000, the advisory fees were increased and a 12b-1 Plan was implemented, and the performance of the Fund for such periods prior to such date does not reflect such changes. How the Fund has performed in the past is not necessarily an indication of how it will perform in the future.
------------------- -------------- -------------- -------------- ---------------
        12/31/96       12/31/97        12/31/98      12/31/99       12/31/00
------------------- -------------- -------------- -------------- ---------------
         20.64%         29.91%          24.89%        42.54%        (2.09)%
------------------- -------------- -------------- -------------- ---------------
         During the period shown in the bar chart, the highest return for a quarter was 28.29% (quarter ended December 31, 1998) and the lowest return for a quarter was (11.06)% (quarter ended September 30, 1998).

------------------------------------------ -------------- ------------ ----------- ---------------------
     Average Annual Total Returns                            Three       Five               Since
for the periods ended December 31, 2000)     One Year        Years       Years        February 1, 1995*
------------------------------------------ -------------- ------------ ----------- ---------------------
Growth Fund                                   (2.09)%        20.35%      22.26%           24.12%
------------------------------------------ -------------- ------------ ----------- ---------------------
S&P 500**                                     (9.10)%        12.26%      18.33%           21.14%
------------------------------------------ -------------- ------------ ----------- ---------------------

*      The Fund began operations on February 1, 1995.
** This Index is a widely recognized index of 500 stocks designed to reflect the overall equity market's industry weightings.

FEE TABLE

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                 GROWTH FUND(1)
                                                                 --------------

Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)........................     None
Maximum Deferred Sales Charge (Load)
     (as a percentage of redemption proceeds)...................     None
Maximum Sales Charge (Load) Imposed on Reinvested
     Dividends (as a percentage of offering price)..............     None
Redemption Fee..................................................     None
Exchange Fee....................................................     None

ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from the Fund's assets)
Management Fees.................................................     0.85%
Distribution (12b-1) Fees.......................................     0.25%
                                                                  --------
Other Expenses..................................................     0.44%
                                                                  --------
Total Annual Fund Operating Expenses............................     1.54%
                                                                  ========

Less: Fee Waiver/Expense Reimbursement..........................     0.21%(2)
                                                                  --------

Net Expenses....................................................     1.33%
                                                                  ========

---------------------------------
1. Effective February 2, 2000, the management fees were increased, and a Rule 12b-1 Plan was added. The information in the table reflects these changes.
2. The Fund's investment adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain the Fund's net expenses at 1.33% until January 31, 2002.

EXAMPLE
         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that:

         [BULLET] You invest $10,000 in the Fund for the time periods indicated; [BULLET] You redeem all of your shares at the end of each time period; [BULLET] Your investment has a hypothetical 5% return each year;

         [BULLET] The Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expenses assumed, and the Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect fee waivers and/or expenses assumed.

         The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

1 Year          3 Years             5 Years             10 Years
------          -------             -------             --------
$135            $466                $820                $1,817

WHITEHALL GROWTH AND INCOME FUND

INVESTMENT OBJECTIVES:
         To provide long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES:

         The Growth and Income Fund will invest in varying proportions of equities and debt securities depending on the projected strength of the equity and debt markets at the time of purchase. With regard to equities, the Fund intends to invest primarily in a diversified portfolio of common stocks and securities convertible into the common stock of publicly-traded, U.S. companies. The Fund may also invest in the common stock, convertible securities, preferred stocks and warrants of any U.S. company, the equity securities of foreign companies (if traded "over-the-counter"), and ADRs. In determining which equity securities to buy or sell, the Fund's investment adviser emphasizes both growth and value.

         With regard to debt securities, the Fund may invest in U.S. Government securities, corporate bonds, high-yield (high risk) bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, repurchase agreements, convertible securities, preferred stocks and the debt of foreign governments or corporations. The Fund will always maintain an average rating of investment grade on the debt portion of the portfolio. Investment grade debt securities are those which are rated in one of the top four categories by a nationally recognized statistical rating agency. The Fund has no limitation as to average maturity or maturity of individual debt securities.

         The Growth and Income Fund will generally invest 35-65% of its total assets in equity securities and the remaining 35-65% in debt securities. Except for temporary defensive purposes, the Fund will not hold more than 20% of its total assets in the form of cash or cash equivalents.

         Each stock selected by the equity portion of the Fund will be selected based on certain factors, including but not limited to: (1) the company's fundamental business outlook and competitive position, (2) the valuation of the security relative to its own historical norms, to the industry in which the company competes, and to the market as a whole, and (3) the momentum of earnings growth expected to be generated by the company. The Fund may invest in equity securities without regard to market capitalization. Each fixed income security selected by the debt portion of the Fund will be selected based on certain factors, including but not limited to: (1) the creditworthiness of corporate debt issuers and rating trends, and (2) the overall structure of the debt issue being considered for purchase. In addition, although the Fund has no limitation as to average maturity of the Fund or the average maturity of individual securities, the maturity of a security is a factor in the selection process.

PRINCIPAL RISKS:

[BULLET] Investors may lose money. An investment in the Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[BULLET] The Fund is subject to market risk since the market value of the Fund's investments will fluctuate as the stock market fluctuates. Market risk may affect a single issuer, industry or section of one economy or it may affect the market as a whole.


[BULLET] The Fund may invest in small or mid-sized companies, which may involve greater risk than investment in larger companies due to such factors as limited product lines, market and financial or managerial resources, and uses frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.


[BULLET] The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

[BULLET] The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.


[BULLET] Because the Fund will invest in debt securities, the Fund is subject to interest rate risk. Rising interest rates cause the prices of debt securities to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

[BULLET] The Fund is subject to prepayment risk, which is the risk that issuers will prepay debt securities when interest rates fall, forcing the Fund to re-invest in debt securities with lower interest rates than the original debt security.

[BULLET] Because the Fund may invest in non-U.S. dollar-denominated debt and equity securities, the Fund is subject to the risks of international investing. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

[BULLET] The Fund is subject to credit risk, which is the risk that the issuers of a security, or counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Because the Fund will invest in securities with lower-credit quality, it is subject to a higher level of credit risk than a fund that buys only investment grade securities. The credit quality of "non-investment grade" securities is considered speculative by recognized agencies with respect to the issuers' continuing ability to pay interest and principal. Lower grade securities may have less liquidity and higher incidence of default than higher grade bonds.

For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein.

PRIOR PERFORMANCE

         The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since the Fund commenced operations), and by showing how the Fund's average annual returns for one year, three years, five years and for the life of the Fund compare to those of a broad-based securities market index and a customized blended index prepared by the Fund's investment adviser. Fee waivers and expense reimbursements that were applicable during the indicated periods are reflected in both the chart and the table. Without these fee waivers and expense reimbursements, the Fund's performance would have been lower. In addition, effective February 2, 2000, the advisory fees were increased and a 12b-1 Plan was implemented, and the performance of the Fund for such periods prior to such date does not reflect such changes. How the Fund has performed in the past is not necessarily an indication of how it will perform in the future.

---------------------- ---------------- ------------- -------------- -----------

         12/31/96         12/31/97        12/31/98       12/31/99     12/31/00
---------------------- ---------------- ------------- -------------- -----------
          12.27%           16.96%          17.90%         16.76%       4.50%
---------------------- ---------------- ------------- -------------- -----------

         During the period shown in the bar chart, the highest return for a quarter was 15.34% (quarter ended March 31, 2000) and the lowest return for a quarter was (9.65)% (quarter ended December 31, 2000).

------------------------------------------- -------------- --------------- ------------ ----------------
                                                                                            Since
      Average Annual Total Returns                              Three          Five        February
(for the periods ended December 31, 2000)      One Year         Years          Years       1, 1995*
------------------------------------------- -------------- --------------- ------------ ----------------
Growth and Income Fund                          4.50%           12.88%         13.56%        15.20%
------------------------------------------- -------------- --------------- ------------ ----------------
S&P 500**                                      (9.10)%          12.26%         18.33%        21.14%
------------------------------------------- -------------- --------------- ------------ ----------------
Blended Index***                               (0.72)%          9.84%          13.49%        15.91%
------------------------------------------- -------------- --------------- ------------ ----------------

*        The Fund began operations on February 1, 1995.
** The S&P 500 is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.
*** The Fund's investment adviser has prepared this blended index since the Fund has a dual investment objective of capital appreciation and income. The Blended Index is comprised of 60% S&P 500 and 40% Lehman Aggregate Bond Index. The Lehman Aggregate Bond Index reflects the performance of investment-grade fixed income debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least 1 year. The Fund's Blended Index was recently changed from 60% S&P 500 and 40% Lehman Government/Corporate Bond Index to 60% S&P 500 and 40% Lehman Aggregate Bond Index. The Fund's portfolio manager believes that the composition of the Lehman Aggregate Bond Index more accurately reflects the investment focus of the bond portion of the Fund's portfolio.


FEE TABLE
         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                                                      GROWTH AND INCOME FUND(1)
                                                      -------------------------

Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)............            None
Maximum Deferred Sales Charge (Load)
     (as a percentage of redemption proceeds).......            None
Maximum Sales Charge (Load) Imposed on Reinvested
     Dividends (as a percentage of offering price)..            None
Redemption Fee......................................            None
Exchange Fee........................................            None



ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from the Fund's assets)
Management Fees............................................... 0.85%
Distribution (12b-1) Fees..................................... 0.25%

Other Expenses................................................ 0.51%
Total Annual Fund Operating Expenses.......................... 1.61%
                                                            ========

Less: Fee Waiver/Expense Reimbursement.....................    0.22%(2)

Net Expenses.................................................. 1.39%
                                                            ========

---------------------------------

1. Effective February 2, 2000, the management fees were increased, and a Rule 12b-1 Plan was added. The information in the table reflects these changes.

2. The Fund's investment adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain the Fund's net expenses at 1.39% until January 31, 2002.

EXAMPLE
         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that:

         [BULLET] You invest $10,000 in the Fund for the time periods indicated; [BULLET] You redeem all of your shares at the end of each time period; [BULLET] Your investment has a hypothetical 5% return each year;

         [BULLET] The Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expenses assumed, and the Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect fee waivers and/or expenses assumed.

         The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:


1 Year               3 Years                5 Years                 10 Years
------               -------                -------                 --------

$142                 $487                   $855                    $1,893

WHITEHALL ENHANCED INDEX FUND

INVESTMENT OBJECTIVE:

         To provide long-term total return exceeding the return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").

PRINCIPAL INVESTMENT STRATEGIES:
         The Fund invests in a diversified list of companies whose aggregate characteristics will closely resemble the characteristics of the S&P 500. Accordingly, at least 80% of the Fund's assets are invested in the common stocks of companies included in the S&P 500. The S&P 500 is a well know stock market index that includes common stocks of 500 companies. These companies represent a significant portion of the market value of all common stocks publicly traded in the U.S. All recognized industries and sectors comprising the U.S. economy are represented in this index. All of the companies in the index are traded on the New York Stock Exchange or NASDAQ.

         The Fund does not invest in all of the  companies  included  in the S&P
500. Rather, the Fund's investment sub-adviser uses a quantitative process to select companies for investment by the Fund. This quantitative process (1) uses fundamental factors of a company to predict future stock price movements and (2) evaluates the market capitalization, industry weightings and other risk characteristics of the Fund's portfolio relative to the S&P 500. Based on this quantitative process, the investment sub-adviser determines whether to invest the Fund's assets in a particular company and whether the Fund's holding of such company should be overweighted or underweighted relative to the S&P 500. The Fund's assets will be carefully managed so as to closely match the market capitalization, industry weightings and other risk characteristics of the S&P 500.

         The Fund may invest up to 20% of its assets in derivative instruments, such as options and future contracts, tied to the S&P 500. In addition, the Fund may also invest up to 20% of its assets in common stocks of companies not included in the S&P 500, if such investments will assist the Fund in achieving its objective without deviating from the risk characteristics of the S&P 500.

         The Fund expects to invest in a total of approximately 150 to 200 companies.

PRINCIPAL RISKS:

[BULLET] Investors may lose money. An investment in the Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[BULLET] The Fund is subject to market risk since the market value of the Fund's investments will fluctuate as the stock market fluctuates. Market risk may affect a single issuer, industry or section of one economy or it may affect the market as a whole.

[BULLET] The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

[BULLET] The Fund may invest in derivative securities, such as options and futures. Derivatives can be illiquid and highly sensitive to changes in their underlying security or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Fund's performance.

[BULLET] The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.

[BULLET] The Fund must pay various expenses, while the S&P 500 does not reflect any expenses in the calculation of its total return. As a result of these expenses, the Fund may under-perform the S&P 500.

For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein.

PRIOR PERFORMANCE
         No prior performance information is available for the Fund as the Fund has not had a full year of investment operations.

FEE TABLE
         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                          ENHANCED INDEX FUND(1)
                                                          ----------------------
Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price).................         None
Maximum Deferred Sales Charge (Load)
     (as a percentage of redemption proceeds)............         None
Maximum Sales Charge (Load) Imposed on Reinvested
     Dividends (as a percentage of offering price).......         None
Redemption Fee...........................................         None
Exchange Fee.............................................         None

ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from the Fund's assets)
Management Fees..........................................         0.50%
Distribution (12b-1) Fees................................         0.25%
Other Expenses...........................................         0.75%
                                                                  -----
Total Annual Fund Operating Expenses.....................         1.50%
                                                                  =====

Less: Fee Waiver/Expense Reimbursement...................         0.75%(2)
                                                                 ---------

Net Expenses.............................................         0.75%
                                                                  =====
---------------------------------
1. Based on estimated expenses to be incurred in the first year of operations.
2. The Fund's investment adviser has agreed to contractually waive and/or reimburse expenses to the extent necessary to maintain the Fund's net expenses at 0.75% until January 31, 2002.

EXAMPLE
         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that:

[BULLET] You invest $10,000 in the Fund for the time periods indicated;
[BULLET] You redeem all of your shares at the end of each time period;
[BULLET] Your investment has a hypothetical 5% return each year;
[BULLET] The Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expenses assumed, and the Fund's operating expenses for the three year period do not reflect fee waivers and/or expenses assumed.

         The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

          1 Year                         3 Years
          ------                         -------
          $77                            $400

WHITEHALL HIGH YIELD FUND

INVESTMENT OBJECTIVE:
         To provide a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES:
         The Fund invests at least 65% of its total assets in U.S. corporate fixed income securities that are rated below investment grade (I.E., high yield/high risk debt securities), offering potential returns that are sufficiently high to justify the greater investment risks. There is no limit on the rating of securities in which the Fund may invest. The Fund may purchase or hold securities rated in the lowest rating category or securities in default. Securities offering the high yield that the Fund seeks are generally found in mature cyclical or depressed industries and highly leveraged companies. The Fund also invests in senior securities and securities with an operating history of more than one year (though the Fund may invest in the securities of issuers with a shorter operating history). The Fund may invest in debt securities of any maturity and the interest rates on such securities may be fixed or floating.

         The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers (including securities of issuers located in emerging markets) which are denominated in currencies other than the U.S. dollar.

         Under normal market conditions, the Fund may invest up to 35% of its total assets in investment grade fixed income securities, including U.S. Government Securities.

         The Fund's investment sub-adviser evaluates categories in the high yield market and individual bonds within these categories. Securities are purchased for the Fund when the investment sub-adviser determines that they have the potential for above average current income.

PRINCIPAL RISKS:
[BULLET] Investors may lose money. An investment in the Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[BULLET] The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

[BULLET] The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.

[BULLET] Because the Fund invests primarily in securities with lower-credit quality, it is subject to a higher level of credit risk than a fund that buys only investment grade securities. The credit quality of "non-investment grade" securities is considered speculative by recognized rating agencies with respect to the issuer's continuing ability to pay interest and principal. Lower-grade securities may have less liquidity and a higher incidence of default than higher-grade securities.

[BULLET] The Fund is subject to interest rate risk. Rising interest rates cause the prices of debt securities to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

[BULLET] Because the Fund may invest in non-U.S. dollar-denominated debt and equity securities, the Fund is subject to the risks of international investing. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. These types of risks may lead to greater losses in emerging markets.

[BULLET] The interest rates of variable or floating rate debt securities will be tied to and periodically adjusted to a specific market rate or index and will decline as that base market rate or index declines.

For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein.

PRIOR PERFORMANCE
         No prior performance information is available for the Fund as the Fund has not had a full year of investment operations.

FEE TABLE
         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                            HIGH YIELD FUND(1)
                                                            ------------------
Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)..................        None
Maximum Deferred Sales Charge (Load)
     (as a percentage of redemption proceeds).............        None
Maximum Sales Charge (Load) Imposed on Reinvested
     Dividends (as a percentage of offering price)........        None
Redemption Fee............................................        None
Exchange Fee..............................................        None

ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from the Fund's assets)
Management Fees...........................................        0.75%
Distribution (12b-1) Fees.................................        0.25%
Other Expenses............................................        0.95%
                                                                  -----
Total Annual Fund Operating Expenses......................        1.95%
                                                                  =====

Less: Fee Waiver/Expense Reimbursement....................        1.00%(2)
                                                                 --------

Net Expenses..............................................        0.95%
                                                                  =====


---------------------------------
1. Based on estimated expenses to be incurred in the first year of operations.
2. The Fund's investment adviser has agreed to contractually waive and/or reimburse expenses to the extent necessary to maintain the Fund's net expenses at 0.95% until January 31, 2002.

EXAMPLE
         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that:

[BULLET] You invest $10,000 in the Fund for the time periods indicated;
[BULLET] You redeem all of your shares at the end of each time period;
[BULLET] Your investment has a typothetical 5% return each year;
[BULLET] The Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expenses assumed, and the Fund's operating expenses for the three year period do not reflect fee waivers and/or expenses assumed.

         The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

          1 Year                         3 Years
          ------                         -------
          $97                            $515

WHITEHALL INCOME FUND

INVESTMENT OBJECTIVE:
         To provide current income plus appreciation.

PRINCIPAL INVESTMENT STRATEGIES:
         The Income Fund will invest at least 65% of its total assets in fixed income securities such as U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, and related repurchase agreements. The Fund may also invest in convertible securities, preferred stocks and the debt of foreign governments or corporations, and, for hedging purposes, futures and options contracts.

         At least 65% of the Fund's portfolio will be invested in securities rated "A" or better by one of the major nationally recognized statistical rating organizations, or, if unrated, determined to be of like quality. However, the Fund may also invest in below-investment grade bonds (I.E., high-yield/high-risk bonds). The Fund has no limitation as to average maturity or maturity of individual securities.

         Each fixed income security selected by the Fund will be selected based on certain factors, including but not limited to: (1) the creditworthiness of corporate debt issuers and rating trends, and (2) the overall structure of the debt issue being considered for purchase. In addition, although the Fund has no limitation as to average maturity of the Fund or the average maturity of individual securities, the maturity of a security is a factor in the selection process.

PRINCIPAL RISKS:
[BULLET] Investors may lose money. An investment in the Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[BULLET] The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

[BULLET] The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.

[BULLET] Because the Fund will invest in fixed income securities, the Fund is subject to interest rate risk. Rising interest rates cause the prices of fixed income securities to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

[BULLET] The Fund is subject to credit risk, which is the risk that the issuer of a security, or counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Because the Fund will invest in securities with lower-credit quality, it is subject to a higher level of credit risk than a fund that buys only investment grade securities. The credit quality of "non-investment grade" securities is considered speculative by recognized agencies with respect to the issuers' continuing ability to pay interest and principal. Lower-grade securities may have less liquidity and higher incidence of default than higher-grade bonds.

[BULLET] Because the Fund may invest in the debt of foreign governments and corporations, the Fund is subject to the risks of international investing. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

[BULLET] The Fund is subject to prepayment risk, which is the risk that issuers will prepay debt securities when interest rates fall, forcing the Fund to reinvest in debt securities with lower interest rates than the original debt security.

For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein.

PRIOR PERFORMANCE
         The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since the Fund commenced operations), and by showing how the Fund's average annual returns for one year, three years, five years and for the life of the Fund compare to those of broad-based securities market indexes. Fee waivers and expense reimbursements that were applicable during the indicated periods are reflected in both the chart and the table. Without these fee waivers and expense reimbursements, the Fund's performance would have been lower. In addition effective February 2, 2000, the advisory fees were increased and a 12b-1 Plan was implemented, and the performance of the Fund for such periods prior to such date does not reflect such changes. How the Fund has performed in the past is not necessarily an indication of how it will perform in the future.

-------------- --------------- ------------------- --------------- -----------
  12/31/96         12/31/97         12/31/98           12/31/99      12/31/00
-------------- --------------- ------------------- --------------- -----------
    2.22%           8.91%            8.76%             (2.71)%        6.19%
-------------- --------------- ------------------- --------------- -----------

         During the period shown in the bar chart, the highest return for a quarter was 4.72% (quarter ended September 30, 1998) and the lowest return for a quarter was (1.99%) (quarter ended March 31, 1996). For the quarter ended December 31, 2000, the Fund's return was 0.24%.

---------------------------------------------- -------------- ----------- --------- -------------------
       Average Annual Total Returns                              Three      Five         Since February
(for the periods ended December 31, 2000)         One Year       Years      Years           1, 1995*
---------------------------------------------- -------------- ----------- --------- -------------------
Income Fund                                         6.19%        3.96%      4.58%           6.12%
---------------------------------------------- -------------- ----------- --------- -------------------
Lehman Government/Corporate Bond Index**+          (11.58)%      6.21%      6.24%           8.08%
---------------------------------------------- -------------- ----------- --------- -------------------
Lehman Aggregate Bond Index***+                    (0.82)%       5.73%      6.46%           7.44%
---------------------------------------------- -------------- ----------- --------- -------------------

*    The Fund began operations on February 1, 1995.
** This Index reflects the performance of U.S. Treasury and Government issues with maturities of 1 to 30 years, and investment grade corporate bonds with maturities of 1 to 30 years.
*** This index reflects the performance of investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.
+ The Fund's performance benchmark was changed from the Lehman Government/Corporate Bond Index to the Lehman Aggregate Bond Index. The Fund's portfolio manager believes that the composition of the Lehman Aggregate Bond Index more accurately reflects the Fund's investment focus.

FEE TABLE
         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                 INCOME FUND(1)
                                                                 --------------
Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)........................     None
Maximum Deferred Sales Charge (Load)
     (as a percentage of redemption proceeds)...................     None
Maximum Sales Charge (Load) Imposed on Reinvested
     Dividends (as a percentage of offering price)..............     None
Redemption Fee..................................................     None
Exchange Fee....................................................     None

ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from the Fund's assets)
Management Fees.................................................     0.65%
Distribution (12b-1) Fees.......................................     0.25%
Other Expenses..................................................     0.63%
                                                                     -----
Total Annual Fund Operating Expenses............................     1.53%
                                                                     =====

Less: Fee Waiver/Expense Reimbursement..........................     0.25%(2)
                                                                     --------

Net Expenses....................................................     1.28%
                                                                     =====

---------------------------------
1. Effective February 2, 2000, the management fees were increased, and a Rule 12b-1 Plan was added. The information in the table reflects these changes.
2. The Fund's investment adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain the Fund's net expenses at 1.28% until January 31, 2002.

EXAMPLE
         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that:
         [BULLET] You invest $10,000 in the Fund for the time periods indicated; [BULLET] You redeem all of your shares at the end of each time period; [BULLET] Your investment has a hypothetical 5% return each year; [BULLET] The Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expenses assumed, and the Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect fee waivers and/or expenses assumed.

         The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

1 Year            3 Years             5 Years               10 Years
------            -------             -------               --------
$130              $459                $811                  $1,802

                 ADDITIONAL INFORMATION ON PRINCIPAL STRATEGIES

         TEMPORARY DEFENSIVE POSITIONS (GROWTH FUND, GROWTH AND INCOME FUND, ENHANCED INDEX FUND, HIGH YIELD FUND AND INCOME FUND). For temporary defensive purposes, each Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the investment adviser's opinion are more conservative than the types of securities that the Fund typically invests in. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

         PORTFOLIO TURNOVER. The Funds' portfolio turnover rate is included in the Financial Highlights section of this prospectus. The Income Fund is actively managed and, in some cases in response to market conditions, its portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

                    ADDITIONAL INFORMATION ON PRINCIPAL RISKS

         The Funds may not be able to prevent or lessen the risk of loss that is involved in investing in particular types of securities. The Growth Fund, Growth and Income Fund, High Yield Fund and Income Fund may invest in the securities of issuers in a foreign country, which involves special risks and considerations not typically associated with investing in U.S. issuers. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries. Investments in ADRs also present many of the same risks as foreign securities. Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing markets. These securities may present market, credit, currency, liquidity, legal, political and other risks different from or greater than the risks of investing in developed countries.

         Below investment grade (high-yield) bonds, which are also known as junk bonds, may be purchased by the Growth and Income Fund, High Yield Fund and
Income  Fund  or  may  be  issued  to  these  Funds  as a  result  of  corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. These bonds are also often issued by smaller, less creditworthy companies or by highly leveraged firms which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The high yield bonds in which these Funds may invest are rated "BB" and higher by S&P or "B" and higher by Moody's. The risks posed by bonds issued under such circumstances are substantial. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in the rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of high-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, adversely affect a Fund's net asset value per share.

                             MANAGEMENT OF THE FUNDS

         The business and affairs of each Fund are managed under the direction of the Board of Trustees.

THE ADVISER:          WHITEHALL ASSET MANAGEMENT, INC. ("Whitehall")

                      Whitehall provides investment advisory services to the Funds. Prior to January 30, 2001, IBJ Whitehall Bank & Trust Company ("IBJW") served as investment adviser to the Funds. On January 30, 2001, the responsibilities of IBJW as investment adviser to the Funds were assumed by Whitehall, a wholly owned subsidiary of IBJW. The assumption of the investment advisory responsibilities by Whitehall did not result in any change in staff or resources employed to render services to the Funds. For the investment advisory services provided to the Funds, Whitehall receives a fee based on the average daily net assets of each Fund at the following annual rates: Growth Fund, 0.85%; Growth and Income Fund, 0.85%; Enhanced Index Fund, 0.50%; High Yield Fund, 0.75%; and Income Fund, 0.65%. After fee waivers, IBJW received the following fees based on average daily net assets for the year ended November 30, 2000: Growth Fund, 0.80%; Growth and Income Fund, 0.80%; and Income Fund, 0.61%.

                      Whitehall is a registered investment adviser that was formed in 2000. Whitehall is the successor to IBJW as investment adviser to the Funds as well as other advisory accounts. As of December 31, 2000, Whitehall acted as investment adviser to accounts with assets in excess of $3 billion. The principal business address of Whitehall is 320 Park Avenue, New York, New York 10022.

THE INVESTMENT
SUB-ADVISERS:         INNOVEST CAPITAL MANAGEMENT, INC. ("Innovest")

                      Innovest has been retained to provide advisory services to the Enhanced Index Fund, subject to the overall supervision of Whitehall. Innovest is a quantitative equity management firm specializing in market neutral and enhanced index portfolios. As of December 31, 2000, Innovest's total assets under management were approximately $400 million. Innovest, with offices located at 320 Park Avenue, New York, New York 10022, is an affiliate of Whitehall.

                      FOUNTAIN CAPITAL MANAGEMENT, L.L.C. ("Fountain")

                      Fountain has been retained to provide advisory services, including portfolio management, to the High Yield Fund, subject to the overall supervision of Whitehall. Fountain is a private investment advisory firm that specializes in the management of high yielding corporate securities. As of December 31, 2000, Fountain's total assets under management were approximately $1.4 billion. Fountain, with offices at 10801 Mastin Boulevard, Suite 218, Overland Park, Kansas 66210, is an affiliate of Whitehall.

                      PRIOR PERFORMANCE OF FOUNTAIN

                      The figures below show past performance of all accounts with investment objectives, policies and strategies substantially similar though not identical to those of the High Yield Fund managed by Fountain. Information presented is based on performance data provided by Fountain. The past performance does not represent the High Yield Fund's performance, as it is newly organized and has no performance record of its own. The table shows the year-to-year total returns and the one-year, three-year, five-year and ten-year average annual returns for a composite of the actual performance of high yield accounts managed by Fountain. Included for comparison purposes are performance figures of the Salomon Brothers High Yield Index, an unmanaged market index.

                      The performance information for the composite is net of the highest advisory fee charged by Fountain to the accounts comprising the composite (0.50%). Custodian fees, if any were not included in the calculations. The fees and expense used in calculating the composite are less than the annual expenses of the High Yield Fund. The performance of the composite would have been lower had the composite incurred the higher fees and expenses of the Fund. The net effect of the deduction of the Fund's advisory fee and other expenses on annualized performance, including the compounding effect over time, may be significant. The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the High Yield Fund may vary in some respects. An example includes the requirements on distributing income to shareholders. The Fund will, however, adhere to investment objectives, policies and strategies that are substantially similar to those employed by the accounts comprising the composite. The information should not be considered a prediction of the future performance of the High Yield Fund. The actual performance may be higher or lower than that shown.

                               ANNUALIZED RATES OF RETURN OF THE COMPOSITE
                           Annual Rates of Return               Fountain           Salomon Brothers
                            (as of December 31)                Composite          High Yield Index
                     ----------------------------------         ---------          ----------------

                     October 1, 1990*-December 31, 1990           -1.19%                 -0.60%

                                    1991                          31.81%                 39.93%
                                    1992                          16.03%                 17.86%
                                    1993                          17.69%                 17.36%
                                    1994                           0.52%                 -1.26%
                                    1995                          19.57%                 19.71%
                                    1996                          12.20%                 11.29%
                                    1997                          14.72%                 13.18%
                                    1998                           7.46%                  3.60%
                                    1999                           5.50%                  1.74%
                                    2000                           1.20%                 -5.67%


                           Average Annual Returns
                            (as of December 31)
                -----------------------------------------------
                                  One Year                          1.20%                  -5.67%

                                 Three Years                        4.69%                  -0.19%

                                 Five Years                         8.11%                   4.61%

                                  Ten Years                        12.32%                  11.10%

                *     Inception of the composite.
                1) Returns from cash reserves and equivalents and/or short-term investment grade bonds used by Fountain in place of high yield bonds are included in performance calculations.
                2) Figures include all high yield accounts under management starting with their first full month under management, including accounts no longer managed by Fountain.
                3) Although Fountain manages only high yield bonds, four composites are used. The preceding composite is for total return accounts that are managed substantially similar to the Fund and represents approximately 58% of assets managed. It was created on October 1, 1990. Total return accounts less than $5 million are excluded from the composite. A second composite is for high quality "BB" bonds with an aggregate value in excess of $20 million. A third is for cash coupon and a fourth is for conservative, small accounts.
                4) The high yield total return composite principally consists of high yield corporate debt securities, which are rated below investment grade. The price of such investments may react more to the ability of the company to pay interest and principal when due than changes in interest rates. They have greater price fluctuations and are more likely to experience a default than investment grade securities. Reduced market liquidity for these investments may occasionally make it more difficult to value them.
                5) The composite calculation has been weighted for the size of each account. All accounts are valued on a monthly basis and the aggregated performance is linked into the composite.

                      The performance shown above was calculated by Fountain in accordance with the methodology set forth by the Association for Investment Management and Research ("AIMR"). AIMR has not been involved with the preparation or review of this information. This method of calculating performance differs from the Securities and Exchange Commission's standardized methodology, which may produce different results. This performance information has not been verified by any third party and is unaudited.

THE PORTFOLIO
MANAGERS:             Paul Blaustein, Senior Vice President, has been affiliated with  Whitehall  since  1997  and is  responsible  for the day-to-day  management  of the Growth  Fund and the equity portion of the Growth and Income  Fund.  He has held these
                      positions    since   August   1998   and   January   1999,
                      respectively. Mr. Blaustein was a Vice President and portfolio manager at Desai Capital Management from 1996 to 1997, and was a Vice President of the Investment Research
                      Department at Legg Mason from 1994 to 1996.

                      John Curry, Senior Vice President, has been affiliated with Whitehall since October 1999 and is responsible for the day-to-day management of the Income Fund and the income portion of the Growth and Income Fund. From 1995 to October 1999, Mr. Curry was a fixed income portfolio manager at UBS Brinson.

                      Marc Keller, Chief Investment Officer, has been affiliated with Whitehall since 1998 and provides oversight in the management of the Growth, Growth and Income and Income Funds. He has held these positions since March 1, 2000. From 1980 to 1998, Mr. Keller was a principal of Delphi Asset Management, Inc.

                      William Yost, Senior Vice President, is responsible for the day-to-day management of the Enhanced Index Fund. Mr. Yost joined Innovest in 1997 and has been affiliated with Whitehall since 1991.

                      Fountain utilizes a team approach with respect to the management of the High Yield Fund. As such, the day to day portfolio management of the Fund is the responsibility of the members of Fountain's investment team.

                             PRICING OF FUND SHARES

         Each Fund's shares are priced at net asset value. The net asset value per share of each of the Funds is calculated once daily at 4:00 p.m. (Eastern Standard time), Monday through Friday, on each day that the New York Stock Exchange is open for trading. Currently, the New York Stock Exchange is closed for trading on the following business holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each Fund is computed by dividing the value of each Fund's net assets (I.E., the value of the assets less the liabilities) by the total number of such Fund's outstanding shares. All expenses, including fees paid to the Adviser and any affiliate of PFPC Inc. ("PFPC"), the Funds' administrator, are accrued daily and taken into account for the purpose of determining the net asset value.

         Securities are valued using market quotations. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

         To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

                             PURCHASE OF FUND SHARES

         Shares offered in this prospectus are sold at net asset value without a sales load. Orders for the purchase of shares will be executed at the net asset value per share next determined after the order has been received in good order.

         Requests in "good order" include the following documents: (a) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered; (b) any required medallion signature guarantees (see "Medallion Signature Guarantees" below); and (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

         The following purchase procedures do not apply to certain fund or trust accounts that are managed by Whitehall. The customer should consult his or her trust administrator for proper instructions.

         All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. The Funds reserve the right to reject any purchase. The Funds will not accept any third party or foreign checks.

MINIMUM PURCHASE AMOUNT

                                       INITIAL PURCHASE    SUBSEQUENT PURCHASES
-------------------------------------------------------------------------------
Individual/Institutional Account           $1,000*                  $50
-------------------------------------------------------------------------------
Individual Retirement Account (IRA)          $250                   $50
-------------------------------------------------------------------------------
Automatic Investment Program                $1,000                 $500
-------------------------------------------------------------------------------
[BULLET] If the  purchaser  has at least $1,000 or more in any of the  Whitehall
         Funds,   is  a  purchaser   through  a  trust  or  investment   account
         administered by the Adviser, is an employee or an ex-employee of Whitehall or is an employee of (i) any of Whitehall's affiliates, (ii) PFPC, (iii) any other service provider to the Funds, or (iv) any trust customer of Whitehall, then there is no initial purchase minimum.

HOW TO PURCHASE SHARES
------------- -------------------- ---------------------------------------------
BY MAIL       Open an account      Complete   the   application   and  mail  the
                                   application and your check made payable to Whitehall Funds Trust (the "Trust") to:

                                            Whitehall Funds Trust
                                            c/o PFPC Inc.
                                            P.O. Box 5183
                                            Westborough, MA 01581-5183

                                   For overnight delivery, mail the application and your check made payable to the Trust to:

                                            Whitehall Funds Trust
                                            c/o PFPC Inc.
                                            4400 Computer Drive
                                            Westborough, MA  01581-5183

              Open an IRA          Shares  of  the  Funds  are   available   for
                                   purchase   through   Individual    Retirement
                                   Accounts  (IRAs) and Roth IRAs.  Applications
                                   and further  details about IRAs and Roth IRAs
                                   are   available  by  calling   1-800-99-IBJFD
                                   (1-800-994-2533).

              Subsequent purchase  Send in a check for the  appropriate  minimum amount (or more) with your  account  name and
                                   number.
------------- -------------------- ---------------------------------------------
BY WIRE       Open an account      For   new   accounts,   call   1-800-99-IBJFD
                                   (1-800-994-2533) and an account number will be assigned to you.

                                   Call your bank with instructions to transmit Federal funds to:

                                            Boston Safe Deposit & Trust
                                            ABA#:  011001234
                                            Credit:  Fund Name
                                            DDA#:  146285
                                            FBO:  Shareholder Name and Account
                                                  Number

                                   A wire for a Fund purchase must be received by the Trust by 4:00 p.m. Eastern time for same day processing.
------------- -------------------- ---------------------------------------------
              Subsequent purchase  A  completed  application  must  be  sent  by overnight delivery to the Trust in advance of the wire to the address noted under "By Mail."

                                   Note: Your bank may charge a fee for handling the transaction.

                                   Call 1-800-99-IBJFD (1-800-994-2533).
                                   Follow  the   instructions   under  "Open  an
                                   account."
------------- -------------------- ---------------------------------------------

AUTOMATIC     Open an account      With an initial investment,  indicate on your
INVESTMENT                         application    that   you   would   like   to
PLAN                               participate in the Automatic  Investment Plan
                                   and compete the appropriate section on the application.

              Subsequent purchase  Subsequent  investments  will be  drawn  from your  bank  account  and  invested  into  the
                                   Fund(s) automatically.
------------- -------------------- ---------------------------------------------
INSTITUTIONAL                      Bank    trust     departments    and    other
ACCOUNTS                           institutional   accounts   may  place  orders
                                   directly  with  the  Trust  by  telephone  at
                                   1-800-99-IBJFD (1-800-994-2533).
------------- -------------------- ---------------------------------------------
THROUGH                            Complete  an  application  and  contact  your
WHITEHALL                          Whitehall    representative   or   investment
                                   adviser with instructions as to the amount you wish to invest. They will then contact the Trust to place the order on your behalf on that day.

                                   Orders placed with your Whitehall representative for the Funds must be received by 4:00 p.m., Eastern time for same day processing. You should receive written confirmation from the Trust of your order within a few days of receipt of instructions from your representative.
------------- -------------------- ---------------------------------------------

                            REDEMPTION OF FUND SHARES

         Shareholders may redeem their shares on any business day. Shares will be redeemed at the net asset value next determined after the Trust receives your redemption request in good order. A redemption is a taxable transaction on which gain or loss may be recognized.

         Where the shares to be redeemed have been purchased by check, the payment of redemption proceeds may be delayed if the purchasing check has not cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds.

         Once the shares are redeemed, the Trust will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Trust may, however, take up to seven days to make payment. If the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the Securities and Exchange Commission (the "SEC") merits such action, the Trust may suspend redemptions or postpone payment dates.

HOW TO SELL SHARES
------------- ------------------------------------------------------------------
METHOD        PROCEDURE
------------- ------------------------------------------------------------------
BY MAIL       Write a letter of instruction  that includes:

              [BULLET] the Fund name, your account number, the name in which the account is registered and the dollar value or number of shares you wish to sell; and

              [BULLET] include all signatures and any additional  documents that
                       may  be  required  as  well  as  a  medallion   signature
                       guarantee, if required.

              Corporations, partnerships, trusts or other legal entities must submit additional documentation.

              Mail your request to:

                            Whitehall Funds Trust
                            c/o PFPC Inc.
                            P.O. Box 5183
                            Westborough, MA 01581-5183

              For overnight delivery, mail the letter of instruction to:

                             Whitehall Funds Trust
                             c/o PFPC Inc.
                             4400 Computer Drive
                             Westborough, MA 01581-5183

              A check will be mailed to the name(s) and address in which the account is registered.
------------- ------------------------------------------------------------------
BY TELEPHONE  If you have previously  authorized redemption by telephone on your application or optional service form, call 1-800-99-IBJFD (1-800-994-2533).

              You should be prepared to give the telephone representative the following information:

              [BULLET] your account  number,  social security number and account registration;
              [BULLET] the Fund name from which you are redeeming shares; and [BULLET] the dollar or share amount to be deemed.

              The Trust employs reasonable procedures to confirm that instructions communicated are genuine and, if it does not, may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Trust include tape recording of telephone instructions and requiring the information detailed above.

              Although other redemption methods may be used, telephone redemption and telephone exchanges will be suspended for a period
------------- ------------------------------------------------------------------

-------------   ----------------------------------------------------------------
METHOD          PROCEDURE
-------------   ----------------------------------------------------------------
                of 10 days following an address change made by telephone.

                You  will  receive  your  redemption  payment  in the  form  you previously  selected:  check,  deposit to your bank account,  or wire transfer (for wire transfers, a fee will be charged).
-------------   ----------------------------------------------------------------
BY WIRE         You may redeem  your shares by  contacting  the Funds by mail or telephone and instructing them to send a wire transmission to your personal bank.

                Your instructions should include: (i) your account number, social security or tax identification number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the dollar or share amount to be redeemed. Wire redemptions can be made only if the "yes" box has been checked on the application, and you attach a copy of a voided check from the account where proceeds are to be wired.

                Note:  Your  bank  may  charge  you a fee for  receiving  a wire payment on your behalf.
-------------   ----------------------------------------------------------------
BY SYSTEMATIC Call 1-800-99-IBJFD (1-800-99-IBJFD (1-800-994-2533) to request WITHDRAWAL an application to start the Systematic Withdrawal Plan. Specifc by amount and frequency of withdrawals (minimum of $100).

                Note: A minimum  account  balance of $10,000 is required and you must have all dividends and distributions reinvested.
-------------   ----------------------------------------------------------------
THROUGH A       You  may  redeem  your  shares  by  contacting   your  Whitehall
WHITEHALL       representative or investment  adviser and instructing him or her
REPRESENTATIVE to redeem your shares. The authorized agent will then contact OR AUTHORIZED the Fund and place a redemption trade on your behalf. A fee may
INVESTMENT      be charged for this service.
ADVISER
-------------   ----------------------------------------------------------------

The above-mentioned services -- "By Telephone," "By Check," and "By Wire" -- are not available for IRAs or Roth IRAs and trust relationships of Whitehall.

                             EXCHANGE OF FUND SHARES

         Shareholders may exchange shares of one Fund for shares of another mutual fund in the Whitehall family of funds. A shareholder should carefully read the information contained in the Prospectus describing the Whitehall Fund into which the exchange will occur. The minimum amount for an initial exchange is $500. No minimum is required for subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time, upon 60 days notice to shareholders.

         An exchange is taxable as a sale of a security on which a gain or loss may be recognized.

HOW TO EXCHANGE SHARES
------------- ------------------------------------------------------------------
METHOD        PROCEDURE
------------- ------------------------------------------------------------------
BY TELEPHONE  If you have previously authorized the telephone exchange option on your application, call 1-800-99-IBJFD (1-800-994-2533)

              You should be prepared to give the telephone representative the following information:

              [BULLET] your   account    number,    social   security   or   tax
                       identification number and account registration;
              [BULLET] the name of the Fund  from and the Fund  into  which  you wish to exchange; and
              [BULLET] the dollar or share amount to be exchanged.

              The conversation may be recorded to protect you and the Trust.
------------- ------------------------------------------------------------------
BY MAIL       Write a letter of instruction that includes:

              [BULLET] your  account  number;
              [BULLET] the  Fund  from  and the  Fund  into  which  you  wish to exchange;
              [BULLET] the dollar or share amount you wish to exchange;
              [BULLET] and the signatures of all registered owners or authorized parties.

              You must have held shares used in an exchange for at least 10 days before you can exchange into another Fund.

              Mail your request to:

                                   Whitehall Funds Trust
                                   c/o PFPC Inc.
                                   P.O. Box 5183
                                   Westborough, MA 01581-5183

              For overnight delivery, mail the letter of instruction to:

                                   Whitehall Funds Trust
                                   c/o PFPC Inc.
                                   4400 Computer Drive
                                   Westborough, MA 01581-5183
------------- ------------------------------------------------------------------

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

MEDALLION SIGNATURE GUARANTEES
         To protect shareholder accounts, the Funds, and their transfer agent from fraud, medallion signature guarantees are required to enable the Funds to verify the identity of the person who has authorized a redemption from an account.

                The Funds will require a medallion signature guarantee for any of the following:

                [BULLET] any written redemption request for $50,000 or more; [BULLET] redemptions when the proceeds are to be sent to someone other than the registered shareowner(s) or when proceeds are to be sent to an address other than the registered address; or
                [BULLET] share transfer requests.

         A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Shareholders may contact the Funds at 1-800-99-IBJFD (1-800-994-2533) for further details.

SELLING RECENTLY PURCHASED SHARES
         Redemption proceeds from recently purchased Fund shares that have been paid for by check may be delayed until there is a reasonable belief that your check has cleared. This may take up to fifteen calendar days after we receive your check. If you think you may wish to redeem your newly purchased shares within fifteen calendar days, you should pay for your shares by Federal funds wire transfer.

ACCOUNT MINIMUM
          You must keep at least $500 worth of shares in your account to keep the account open. If, after giving you thirty days prior written notice, your account value is still below $500 we may redeem your shares and send you a check for the redemption proceeds.

MARKET TIMING
         Short term-market timers that administer their accounts so as to redeem or purchase Fund shares based upon certain predetermined market indicators generally engage in frequent purchases and redemptions that disrupt a Fund's investment program and create significant additional transaction costs for shareholders. For these reasons, the Funds reserve the right to refuse the purchase and/or exchange requests of any market timer if, in Whitehall's judgment, a Fund would be unable to invest in accordance with its investment objectives and policies or would otherwise potentially be adversely affected.

RIGHT TO REDEEM IN KIND
         All redemptions of Fund shares shall be made in cash. However, this commitment applies only to redemption requests made by a Fund shareholder during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period.

If a redemption request exceeds these amounts, a Fund may make full or partial payment in securities or other assets.

ACCOUNT SERVICES
         All transactions in Fund shares will be reflected in a statement for each shareholder. In those cases where a nominee is a shareholder of record for shares purchased for its customer, the nominee decides whether the statement will be sent to the customer.

                           DIVIDENDS AND DISTRIBUTIONS

         Each Fund intends to distribute to its shareholders substantially all of its net investment income. The Growth Fund will declare and pay distributions annually and the Enhanced Index Fund and the Growth and Income Fund will declare and pay dividends at least quarterly; the High Yield Fund and the Income Fund will declare distributions of such income daily and pay those dividends monthly. Each Fund intends to distribute, at least annually, substantially all realized net capital gain. It is expected that the distributions of the High Yield Fund and the Income Fund will consist primarily of ordinary income.

         Distributions will be paid in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution, unless the shareholder elects in writing, at least five full business days before the record date, to receive such distributions in cash. Dividends for a given month will be paid within five business days after the end of such month.

         Net investment income for a Saturday, Sunday or a holiday will be declared as a dividend on the previous business day. In the case of the Funds that declare daily dividends, shares purchased will begin earning dividends on the day after the shares are bought, and shares redeemed will earn dividends through the day the redemption is executed.

         Dividends and distributions from a Fund are taxable to shareholders whether received in additional shares or in cash.

         If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically. Your future dividend and capital gains distribution will be reinvested in the Fund at the per share net asset value determined as of the day the distribution is paid. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

                                 TAX INFORMATION

         Each Fund intends to distribute substantially all of its income. The income dividends a shareholder receives from a Fund may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets), regardless of whether the shareholder receives the dividends in cash or in additional shares.

         A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year and paid by a Fund during January of the following calendar year.

         Those Funds that may invest in securities of foreign issuers may be subject to withholding and other similar income taxes imposed by a foreign country. Each of these Funds intends to elect, if it is eligible to do so under the Internal Revenue Code, to "pass through" to its shareholders the amount of such foreign taxes paid. Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

         Shareholders will be notified annually as to the Federal tax status of distributions made by the Fund(s) in which they invest. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Shareholders should consult their own tax advisers as to their Federal, state and local tax liability.

                            DISTRIBUTION ARRANGEMENTS

         The Funds do not charge up-front or deferred sales charges. The Funds have each adopted a Rule 12b-1 Distribution Plan, which will enable each Fund to make payments to third parties of up to 0.25% of the value of its net assets. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

         Under the 12b-1 Plan, PFPC Distributors, Inc., the Funds' distributor, will receive the distribution fees, payable as an expense of the Funds, which will be drawn in amounts reflecting 0.25% of monies invested in the Funds after February 2, 2000, the effective date of the 12b-1 Plan. The Distributor provides for the preparation of advertising and sales literature and bears any distribution related expenses not covered by the amounts it receives under the 12b-1 Plan. Such expenses may include the cost of printing and mailing prospectuses to persons other than shareholders.

                              FINANCIAL HIGHLIGHTS

         These financial highlights tables are intended to help you understand each Fund's financial performance. The total returns in these tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the years ended November 30, 1998, November 30, 1999 and November 30, 2000 has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request. The information for periods prior to the year ended November 30, 1998 was audited by Coopers & Lybrand L.L.P., independent auditors, whose reports thereon were unqualified. There are no financial highlights available for the Enhanced Index Fund and High Yield Fund as those Funds had not commenced operations as of November 30, 2000.

                                                                 Growth Fund
                                                                 -----------
                                           FOR THE      FOR THE     FOR THE YEAR     FOR THE        FOR THE
                                          YEAR ENDED   YEAR ENDED      ENDED        YEAR ENDED     YEAR ENDED
                                           NOV. 30,     NOV. 30,      NOV. 30,       NOV. 30,       NOV. 30,
                                             2000         1999         1998            1997           1996
                                         ------------ ------------  ------------   ------------   -----------
Net Asset Value, Beginning of the Year      $20.97       $16.51       $16.67          $15.37         $12.97
                                            ------       ------       ------          ------         ------
Income from Investment Operations:
  Net investment income gain (loss).         (0.15)       (0.05)        0.07            0.35           0.14
  Net realized and unrealized gain on         0.65         6.46         2.37            3.03           2.90
      investment transactions.......        ------       ------        -----          ------         ------

  Total income from investment operations     0.50         6.41         2.44            3.38           3.04
                                            ------       ------        -----          ------         ------
Less Dividends from:
  Net investment income.............            --           --        (0.05)          (0.31)         (0.19)
  In excess of net investment income            --           --           --           (0.24)            --
  Realized gains....................         (2.23)       (1.95)       (2.55)          (1.53)         (0.45)
                                            ------       ------        ------         ------         ------
  Total Distributions...............         (2.23)       (1.95)       (2.60)          (2.08)         (0.64)
                                            ------       ------        ------         ------         ------
Net change in net asset value per share      (1.73)        4.46        (0.16)           1.30           2.40
                                            ------       ------        ------         ------         ------
Net Asset Value, End of Year........        $19.24       $20.97        $16.51         $16.67         $15.37
                                            ======       ======        ======         ======         ======
Total Return(a).....................          1.96%       44.49%       17.87%          24.68%         24.61%
Ratios/Supplemental Data:
Net Assets at the end of year (in          $128,500     $131,496      $124,485       $105,386        $93,640
thousands)..........................
Ratios to average net assets:
  Expenses before waivers +.........        1.26%        1.04%         1.04%            0.99%          0.99%
  Expenses net of waivers...........        1.24%        0.93%         0.94%            0.89%          0.89%
  Net investment income (loss)......       (0.63)%      (0.23%)        0.32%            0.74%          0.93%
Portfolio Turnover Rate.............         7%           6%            92%              44%            27%

           ---------------------------------
           + During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
           (a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.


                                                 GROWTH AND INCOME FUND
                                                 ----------------------
                                          FOR THE YEAR     FOR THE       FOR THE    FOR THE YEAR    FOR THE YEAR
                                              ENDED       YEAR ENDED    YEAR ENDED      ENDED          ENDED
                                            NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,       NOV. 30,
                                              2000           1999          1998          1997           1996
                                          ------------   ------------  ------------  ------------   ------------

Net Asset Value, Beginning of Year..         $13.33         $12.90        $13.51       $12.76          $11.79
                                             ------         ------        ------       ------          ------
Income from Investment Operations:
  Net investment income.............           0.24           0.26          0.38         0.50            0.34
  Net realized and unrealized gain on          0.70           1.50          1.41         1.27            1.26
      investment transactions.......         ------         ------        ------       ------          ------
  Total income from investment operations      0.94           1.76          1.79         1.77            1.60
                                             ------         ------        ------       ------          ------
Less Dividends from:

  Net investment income.............          (0.26)         (0.20)        (0.38)       (0.50)          (0.36)
  Realized gains....................          (0.04)         (1.13)        (2.02)       (0.52)          (0.27)
                                             ------         ------        ------       ------          ------
  Total Distributions...............          (0.30)         (1.33)        (2.40)       (1.02)          (0.63)
                                             ------         ------        ------       ------          ------
Net change in net asset value per share        0.64           0.43        (0.61)         0.75            0.97
                                             ------         ------        ------       ------          ------
Net Asset Value, End of Year........         $13.97         $13.33        $12.90       $13.51          $12.76
                                             ======         ======        ======       ======          ======
Total Return(a).....................           6.93%         15.23%        15.98%       14.69%          14.08%
Ratios/Supplemental Data:
Net Assets at the end of year (in           $65,829        $59,572       $66,262      $61,867          $64,232
  thousands)........................
Ratios to average net assets:
  Expenses before waiver +..........          1.32%         1.11%         1.01%         1.07%            1.09%
  Expenses net of waiver............          1.31%         1.00%         0.91%         0.97%            0.99%
  Net investment income.............          1.61%         2.02%         2.95%         2.91%            2.98%
Portfolio Turnover Rate.............           73%           42%           76%           138%             77%

           ---------------------------------
           +      During  the  period,   certain   fees  were   reduced   and/or
                  reimbursed. If such fee reductions had not occurred, the ratios would have been as indicated.
           (a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.


                                                                       INCOME FUND
                                                                       -----------
                                          FOR THE YEAR    FOR THE       FOR THE          FOR THE          FOR THE
                                             ENDED      YEAR ENDED     YEAR ENDED       YEAR ENDED       YEAR ENDED
                                            NOV. 30,      NOV. 30,      NOV. 30,         NOV. 30,         NOV. 30,
                                              2000         1999           1998             1997             1996
                                          ----------     ---------     ----------       ----------       ----==----
Net Asset Value, Beginning of Year....       $9.79         $10.61        $10.36          $10.22           $10.72
                                             -----         ------        ------          ------           ------
Income from Investment Operations:

  Net investment income................       0.57           0.55          0.59            0.57             0.54
  Net realized and unrealized gain (loss)    (0.15)         (0.72)         0.33            0.14            (0.12)
                                             -----         ------        ------          ------           ------
     on investment transactions........
Total income (loss) from investment
      operations.......................       0.42          (0.17)         0.92            0.71             0.42
                                             -----         ------        ------          ------           ------
Less Dividends from:
  Net investment income................      (0.58)         (0.57)        (0.59)          (0.57)           (0.54)
  In excess of net investment income...      (0.01)         (0.01)         ----            ----             ----
  Realized gains.......................       ----          (0.07)        (0.08)           ----            (0.38)
                                             -----         ------        ------          ------           ------
  Total Distributions..................      (0.59)         (0.65)        (0.67)          (0.57)           (0.92)
                                             -----         ------        ------          ------           ------
Capital contributions..................       0.01             --            --              --               --
                                             -----         ------        ------          ------           ------
Net change in net asset value per share      (0.16)         (0.82)         0.25            0.14            (0.50)
                                             -----         ------        ------          ------           ------
Net Asset Value, End of Period.........      $9.63         $ 9.79        $10.61          $10.36           $10.22
                                             =====         ======        ======          ======           ======
Total Return(a)........................      4.49%(b)       (1.79)%        9.27%           7.20%            4.25%
Ratios/Supplemental Data:
Net  Assets  at the end of  period  (in     $31,135       $35,760        $38,803         $31,628          $27,768
thousands).............................
Ratios to average net assets:
  Expenses before waivers +............      1.23%          1.13%          0.90%           1.17%            1.22%
  Expenses net of waivers..............      1.21%          1.02%          0.80%           1.07%            1.12%
  Net investment income................      5.96%          5.37%          5.63%           5.61%            5.07%
Portfolio Turnover Rate................       223%            70%            93%            210%             160%

           ---------------------------------
           + During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
           (a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
           (b) Total return for the period would have been lower by 1% if a capital contribution of $25,228 had not been made.

                              FOR MORE INFORMATION

         Additional information about the Funds is included in a Statement of Additional Information dated January 31, 2001 (the "SAI"). The SAI is incorporated by reference into this Prospectus and, therefore, is legally a part of this Prospectus.

         Information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

         You may make inquiries about the Funds or obtain a copy of the SAI, or of the annual or semi-annual reports, without charge by calling 1-800-99-IBJFD (1-800-994-2533).

         Information about the Funds (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. To aid you in obtaining this information, the Funds' 1940 Act registration number is 811-8738.

                              WHITEHALL FUNDS TRUST


         Additional information about the Funds is included in a Statement of Additional Information dated January 31, 2001 (the "SAI"). The SAI is incorporated by reference into this Prospectus and, therefore, is legally a part of this Prospectus.

         Information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

         You may make inquiries about the Funds or obtain a copy of the SAI, or of the annual or semi-annual reports, without charge by calling 1-800-99-IBJFD (1-800-994-2533).

         Information about the Funds (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. To aid you in obtaining this information, the Funds' 1940 Act registration number is 811-8738.

INVESTMENT ADVISER
Whitehall Asset Management, Inc.
320 Park Avenue
New York, New York  10022

SUB-ADVISERS
Innovest Capital Management, Inc.
320 Park Avenue
New York, New York  10022

Fountain Capital Management, L.L.C.
10801 Mastin Boulevard, Suite 218
Overland Park, Kansas  66210

ADMINISTRATOR
PFPC Inc.
4400 Computer Drive
Westborough, Massachusetts  01581

DISTRIBUTOR
PFPC Distributors, Inc.
3200 Horizon Drive
King of Prussia, Pennsylvania  19406

CUSTODIAN
IBJ Whitehall Bank & Trust Company
320 Park Avenue
New York, New York  10022

COUNSEL
Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York  10019

INDEPENDENT ACCOUNTANTS
Ernst & Young LLP
787 Seventh Avenue
New York , New York  10019




                            www.thewhitehallfunds.com

                               THE WHITEHALL FUNDS


                           WHITEHALL MONEY MARKET FUND


                                   PROSPECTUS

                                January 31, 2001





THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
Fund Description....................................................        3
Management of the Fund..............................................        6
Pricing of Fund Shares..............................................        6
Purchase of Fund Shares.............................................        7
Redemption of Fund Shares...........................................        9
Exchange of Fund Shares.............................................       12
Additional Purchase and Redemption Information......................       13
Dividends and Distributions.........................................       14
Tax Information.....................................................       14
Financial Highlights................................................       15
For More Information................................................  Back Cover

                                FUND DESCRIPTION

INVESTMENT OBJECTIVE:
         To provide current income, liquidity and the maintenance of a stable $1.00 net asset value.

PRINCIPAL INVESTMENT STRATEGIES:
         The Money Market Fund will invest in high quality, short-term U.S. dollar-denominated obligations. Such obligations may include (1) obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; (2) commercial paper, loan participation interests, medium-term notes, asset-backed securities and other promissory notes, including floating or variable rate obligations; (3) domestic, Yankee dollar and Eurodollar certificates of deposit, time deposits, money market accounts, bankers' acceptances, commercial paper and bearer deposit notes; and (4) related repurchase agreements.

         The Money Market Fund may also invest in variable amount master demand obligations, which permit both the amount of the obligation and the interest rate to vary. In addition, the Fund may purchase securities on a "when-issued" basis and purchase or sell securities on a "forward commitment" basis. It may invest more than 25% of its total assets in the securities issued by domestic banks.

         The Money Market Fund will invest only in securities or issuers of securities that at the time of purchase (1) have received the highest short-term rating by at least two nationally recognized statistical rating organizations ("NRSROs"), such as "A-1" by Standard & Poor's Corporation ("S&P") and "P-1" by Moody's Investors Service, Inc. ("Moody's"); (2) have only one rating, provided that rating is the highest rating by an NRSRO, or (3) are unrated, but are of "top rating" quality.

         The Fund's investments generally mature within one year, however the average maturity of the Fund's investments is 90 days or less.

PRINCIPAL RISKS:
[BULLET] Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[BULLET] The Fund is subject to interest rate risk since falling interest rates will cause the Fund's yield to decline. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

[BULLET] The Fund is subject to credit risk, which is the risk that the issuer of a security, or counterparty to a contract, will default or otherwise be unable to honor a financial obligation.

PRIOR PERFORMANCE
         The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since the Fund commenced operations), and by showing how the Fund's average annual returns for one year, three years, five years and for the life of the Fund compare to those of a Treasury bill index. Fee waivers and expense reimbursements that were applicable during the indicated periods are reflected in both the chart and the table. Without these fee waivers and expense reimbursements, the Fund's performance would have been lower. How the Fund has performed in the past is not necessarily an indication of how it will perform in the future.

                                [OBJECT OMITTED]

[EDGAR REPRSENTATION OF DATA POINTS USED IN PRINTED GRAPHIC.
Plot points as follows:]

1996      4.85%
1997      5.00%
1998      5.24%
1999      4.57%
2000      5.78%

         During the period shown in the bar chart, the highest return for a quarter was 1.49% (quarters ended September 30, 2000 and December 31, 2000) and the lowest return for a quarter was 1.04% (quarter ended June 30, 1999).



----------------------------------------------------------- ------------- ------------- ----------- ----------------------
               Average Annual Total Returns                                               Five          Since February 1,
        (for the periods ended December 31, 2000)             One Year    Three Years     Years             1995*
----------------------------------------------------------- ------------- ------------- ----------- ----------------------
Money Market Fund                                              5.78%         5.20%        5.09%             5.15%
----------------------------------------------------------- ------------- ------------- ----------- ----------------------
U.S. Treasury Bill (3 month) Index**                           5.99%         5.20%        5.18%             5.25%
----------------------------------------------------------- ------------- ------------- ----------- ----------------------

*      The Fund began operations on February 1, 1995.
**     This Index reflects the performance of interest rates for 3 month U.S. Treasury bills.
       The Money Market Fund's seven-day yield for the period ended December 31,
       2000 was 6.00%. You may call  1-800-99-IBJFD  (1-800-994-2533)  to obtain more current yield information.

FEE TABLE
         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                             MONEY MARKET FUND
                                                             -----------------
Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price).....................      None
Maximum Deferred Sales Charge (Load)
     (as a percentage of redemption proceeds)................      None
Maximum Sales Charge (Load) Imposed on Reinvested
     Dividends (as a percentage of offering price)...........      None
Redemption Fee...............................................      None
Exchange Fee.................................................      None

ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from the Fund's assets)
Management Fees..............................................      0.35%
Distribution (12b-1) Fees....................................      None
Other Expenses...............................................      0.72%
                                                                   -----
Total Annual Fund Operating Expenses.........................      1.07%
                                                                   =====

Less: Fee Waiver/Expense Reimbursement.......................      0.43%(1)
                                                                   -------

Net Expenses.................................................      0.64%
                                                                   =====

---------------------------------
1. The Fund's investment adviser has agreed to contractually waive and/or reimburse expenses to the extent necessary to maintain the Fund's net expenses at 0.64% until January 31, 2002. The Fund's investment adviser may charge up to its full management fee if in doing so the Fund's net expenses would not exceed 0.64%.

EXAMPLE
         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that:
[BULLET] You invest $10,000 in the Fund for the time periods indicated; [BULLET] You redeem all of your shares at the end of each time period; [BULLET] Your investment has a hypothetical 5% return each year;
[BULLET] The Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expenses assumed, and the Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect fee waivers and/or expenses assumed.

         The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

1 Year               3 Years                5 Years                10 Years
------               -------                -------                --------
$65                  $298                   $548                   $1,267

                             MANAGEMENT OF THE FUND

         The business and affairs of the Fund are managed under the direction of the Board of Trustees.

THE ADVISER:          WHITEHALL ASSET MANAGEMENT,  INC. ("Whitehall")

                      Whitehall provides investment advisory services to the Fund. Prior to January 30, 2001, IBJ Whitehall Bank & Trust Company ("IBJW") served as investment adviser to the Fund. On January 30, 2001, the responsibilities of IBJW as investment adviser to the Fund were assumed by Whitehall, a wholly owned subsidiary of IBJW. The assumption of the investment advisory responsibilities by Whitehall did not result in any change in staff or resources employed to render services to the Fund. For the investment advisory services provided to the Fund, Whitehall receives a fee based on the average daily net assets of the Fund at the annual rate of 0.35%. After waivers, IBJW received no fees for the fiscal year ended November 30, 2000.

                      Whitehall is a registered investment adviser that was formed in 2000. Whitehall is the successor to IBJW as investment adviser to the Fund as well as other advisory accounts. As of December 31, 2000, Whitehall acted as investment adviser to accounts with assets in excess of $3 billion. The principal business address of Whitehall is 320 Park Avenue, New York, New York 10022.

                             PRICING OF FUND SHARES

         The Fund's shares are priced at net asset value. The net asset value per share of the Fund is calculated once daily at 12:00 noon (Eastern Standard time), Monday through Friday, on each day that the New York Stock Exchange is open for trading. Currently, the New York Stock Exchange is closed for trading on the following business holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Fund is computed by dividing the value of the Fund's net assets (I.E., the value of the assets less the liabilities) by the total number of the Fund's outstanding shares. All expenses, including fees paid to the Adviser and any affiliate of PFPC Inc. ("PFPC"), the Fund's administrator, are accrued daily and taken into account for the purpose of determining the net asset value.

         The Fund uses the amortized cost method to value its portfolio securities. It seeks to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

PURCHASE OF FUND SHARES

         Shares offered in this prospectus are sold at net asset value without a sales load. Orders for the purchase of shares will be executed at the net asset value per share next determined after the order has been received in good order.

         Requests in "good order" include the following documents: (a) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered; (b) any required medallion signature guarantees (see "Medallion Signature Guarantees" below); and (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

         The following purchase procedures do not apply to certain fund or trust accounts that are managed by Whitehall. The customer should consult his or her trust administrator for proper instructions.

         All funds received are invested in full and fractional shares of the Fund. Certificates for shares are not issued. The Fund reserves the right to reject any purchase. The Fund will not accept any third party or foreign checks.

MINIMUM PURCHASE AMOUNT

                                       INITIAL PURCHASE     SUBSEQUENT PURCHASES
--------------------------------------------------------------------------------
Individual/Institutional Account           $1,000*                   $50
--------------------------------------------------------------------------------
Individual Retirement Account (IRA)          $250                    $50
--------------------------------------------------------------------------------
Automatic Investment Program                $1,000                  $500
--------------------------------------------------------------------------------
* If the purchaser has at least $1,000 or more in any of the Whitehall Funds, is a purchaser through a trust or investment account administered by the Adviser, is an employee or an ex-employee of Whitehall or is an employee of (i) any of Whitehall's affiliates, (ii) PFPC, (iii) any other service provider to the Funds, or (iv) any trust customer of Whitehall, then there is no initial purchase minimum.

HOW TO BUY SHARES
------------------- --------------------- --------------------------------------
METHOD                PROCEDURE
------------------- --------------------- --------------------------------------
BY MAIL               Open an account     Complete the application and mail the
                                          application   and  your   check  made
                                          payable to Whitehall Funds Trust (the
                                          "Trust") to:

                                                 Whitehall Funds Trust
                                                 c/o PFPC Inc.
                                                 P.O. Box 5183
                                                 Westborough, MA 01581-5183

                                           For  overnight  delivery,   mail  the
                                           application   and  your   check  made
                                           payable to the Trust to:

                                                 Whitehall Funds Trust
                                                 c/o PFPC Inc.
                                                 4400 Computer Drive
                                                 Westborough, MA 01581-5183

                      Open an IRA          Shares of the Fund are  available for
                                           purchase      through      Individual
                                           Retirement  Accounts  (IRAs) and Roth
                                           IRAs.    Applications   and   further
                                           details  about IRAs and Roth IRAs are
                                           available  by calling  1-800-99-IBJFD
                                           (1-800-994-2533).

                      Subsequent purchase  Send in a check  for the  appropriate minimum  amount  (or more)  with your
                                           account name and number.
------------------- --------------------- --------------------------------------
BY WIRE               Open an account      For new accounts, call 1-800-99-IBJFD
                                           (1-800-994-2533)   and   an   account
                                           number will be assigned to you.

                                           Call your bank with  instructions  to
                                           transmit Federal funds to:

                                                 Boston Safe Deposit & Trust
                                                 ABA#: 011001234
                                                 Credit: Fund Name
                                                 DDA#: 146285
                                                 FBO:  Shareholder Name and
                                                       Account Number

                                           A wire  for a Fund  purchase  must be
                                           received  by the Trust by 12:00  noon
                                           Eastern time for same day processing.

                      Subsequent purchase  A completed  application must be sent by overnight delivery to the Trust in
                                           advance  of the  wire to the  address
                                           noted under "By Mail."

                                           Note:  Your bank may charge a fee for
                                           handling the transaction.

                                           Call 1-800-99-IBJFD (1-800-994-2533).
                                           Follow the  instructions  under "Open
                                           an account."

------------------- --------------------- --------------------------------------
METHOD                PROCEDURE
------------------- --------------------- --------------------------------------
AUTOMATIC             Open an account      With an initial  investment, indicate
INVESTMENT                                 on your  application  that you  would
PLAN                                       like to  participate in the Automatic
                                           Investment   Plan  and   compete  the
                                           appropriate     section     on    the
                                           application.


                      Sebsequent purchase  Subsequent  investments will be drawn from your bank  account and  invested
                                           into the Fund automatically.
------------------- --------------------- --------------------------------------
INSTITUTIONAL                              Bank  trust   departments  and  other
ACCOUNTS                                   institutional   accounts   may  place
                                           orders  directly  with  the  Trust by
                                           telephone      at      1-800-99-IBJFD
                                           (1-800-994-2533).
------------------- --------------------- --------------------------------------
THROUGH                                    Complete an  application  and contact
WHITEHALL                                  your  Whitehall   representative   or
                                           investment  adviser with instructions
                                           as to the  amount you wish to invest.
                                           They will then  contact  the Trust to
                                           place  the  order on your  behalf  on
                                           that day.

                                           Orders  placed  with  your  Whitehall
                                           representative  for the Fund  must be
                                           received by 12:00 noon,  Eastern time
                                           for same day  processing.  You should
                                           receive written confirmation from the
                                           Trust of your order within a few days
                                           of receipt of instructions  from your
                                           representative.
------------------- --------------------- --------------------------------------

                            REDEMPTION OF FUND SHARES

         Shareholders may redeem their shares on any business day. Shares will be redeemed at the net asset value next determined after the Trust receives your redemption request in good order. A redemption is a taxable transaction on which gain or loss may be recognized. Generally, however, gain or loss is not expected to be realized on a redemption of shares of the Fund, which seeks to maintain a net asset value of $1.00.

         Where the shares to be redeemed have been purchased by check, the payment of redemption proceeds may be delayed if the purchasing check has not cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds.

         Once the shares are redeemed, the Trust will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Trust may, however, take up to seven days to make payment. If the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the Securities and Exchange Commission (the "SEC") merits such action, the Trust may suspend redemptions or postpone payment dates.

HOW TO SELL SHARES
------------------- --------------------- --------------------------------------
METHOD                PROCEDURE
------------------- --------------------- --------------------------------------
BY MAIL
                                           Write a letter  of  instruction  that
                                           includes:
                                           [BULLET] the  Fund name, your account
                                                    number,  the  name in  which
                                                    the  account  is  registered
                                                    and  the  dollar   value  or
                                                    number of shares you wish to
                                                    sell; and

                                           [BULLET] include all  signatures  and
                                                    any   additional   documents
                                                    that may be required as well
                                                    as  a  medallion   signature
                                                    guarantee, if required.

                                           Corporations, partnerships, trusts or
                                           other  legal   entities  must  submit
                                           additional documentation.

                                           Mail your request to:

                                                 Whitehall Funds Trust
                                                 c/o PFPC Inc.
                                                 P.O. Box 5183
                                                 Westborough, MA 01581-5183

                                           For  overnight  delivery,   mail  the
                                           letter of instruction to:

                                                  Whitehall Funds Trust
                                                 c/o PFPC Inc.
                                                 4400 Computer Drive
                                                 Westborough, MA 01581-5183

                                           A check will be mailed to the name(s)
                                           and  address in which the  account is
                                           registered.
------------------- --------------------- --------------------------------------
BY TELEPHONE                               If  you  have  previously  authorized
                                           redemption   by   telephone  on  your
                                           application or optional service form,
                                           call 1-800-99-IBJFD (1-800-994-2533).

                                           You  should be  prepared  to give the
                                           telephone      representative     the
                                           following information:
                                           [BULLET] your account number,  social
                                                    security  number and account
                                                    registration;
                                           [BULLET] the Fund name; and
                                           [BULLET] the   dollar  or  share
                                                    amount to be deemed.

                                           The    Trust    employs    reasonable
                                           procedures     to    confirm     that
                                           instructions communicated are genuine
                                           and,  if it does  not,  may be liable
                                           for any losses due to unauthorized or
                                           fraudulent     instructions.      The
                                           procedures   employed  by  the  Trust
                                           include  tape  recording of telephone
                                           instructions    and   requiring   the
                                           information detailed above.

                                           Although other redemption methods may
                                           be  used,  telephone  redemption  and
                                           telephone exchanges will be suspended
                                           for a period of 10 days  following an
                                           address change made by telephone.
------------------- --------------------- --------------------------------------

------------------- --------------------- --------------------------------------
METHOD                PROCEDURE
------------------- --------------------- --------------------------------------

                      You will receive your redemption payment in the form you previously selected: check, deposit to your bank account, or wire transfer (for wire transfers, a fee will be charged).
------------------- --------------------- --------------------------------------
BY CHECK If you properly complete the application and the signature card provided with the application, PFPC will provide you with checks free of charge. These checks may be made payable to the order of any person in the amount of $500 or more.

                      You cannot use a check to close out your account since additional shares accrue daily.
------------------- --------------------- --------------------------------------
BY WIRE You may redeem your shares by contacting the Fund by mail or telephone and instructing them to send a wire transmission to your personal bank. Proceeds for the Fund will be transferred to the designated account on the day the request is received, provided that the request is received by 12:00 noon Eastern time.

                      Your instructions should include: (i) your account number, social security or tax identification number and account registration; (ii) the Fund name; and (iii) the dollar or share amount to be redeemed. Wire redemptions can be made only if the "yes" box has been checked on the application, and you attach a copy of a voided check from the account where proceeds are to be wired.

                      Note:  Your bank may charge you a fee for receiving a wire payment on your behalf.
------------------- --------------------- --------------------------------------
BY SYSTEMATIC         Call   1-800-99-IBJFD   (1-800-994-2533)   to  request  an
WITHDRAWAL            application  to  start  the  Systematic  Withdrawal  Plan.
                      Specify the amount and frequency of withdrawals (minimum of $100).

                      Note: A minimum account balance of $10,000 is required and you must have all dividends and distributions reinvested.
------------------- --------------------- --------------------------------------
THROUGH  A  WHITEHALL You  may  redeem  your  shares  by  contacting  your  IBJW
REPRESENTATIVE        representative  or investment  adviser and instructing him
AUTHORIZED INVESTMENT or her to redeem your shares.  The  authorized  agent will
ADVISER               then contact the Fund and place a redemption trade on your behalf. A fee may be charged for this service.
------------------- --------------------- --------------------------------------
The above-mentioned services -- "By Telephone," "By Check," and "By Wire" -- are not available for IRAs or Roth IRAs and trust relationships of Whitehall.

                             EXCHANGE OF FUND SHARES

         Shareholders may exchange shares of the Fund for shares of another mutual fund in the Whitehall family of funds. A shareholder should carefully read the information contained in the Prospectus describing the Whitehall Fund into which the exchange will occur. The minimum amount for an initial exchange is $500. No minimum is required for subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time, upon 60 days notice to shareholders.

         An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Generally, however, a gain or loss is not expected to be realized on a redemption of shares of the Fund, which seeks to maintain a net asset value of $1.00.

HOW TO EXCHANGE SHARES
------------------- --------------------- --------------------------------------
METHOD                PROCEDURE
------------------- --------------------- --------------------------------------
BY TELEPHONE          If you have previously  authorized the telephone  exchange
                      option   on   your   application,    call   1-800-99-IBJFD
                      (1-800-994-2533)

                      You   should   be   prepared   to   give   the   telephone
                      representative the following information:

                      [BULLET] your   account   number,  social  security or tax
                               identification number and account registration;

                      [BULLET] the name of the Fund from and the Fund into which you wish to exchange; and

                      [BULLET] the dollar or share amount to be exchanged.

                      The conversation may be recorded to protect you and the Trust.
------------------- --------------------- --------------------------------------
BY MAIL               Write a letter of instruction that includes:
                      [BULLET] your account number;
                      [BULLET] the Fund from and the Fund into which you wish to exchange;
                      [BULLET] the dollar or share amount  you wish to exchange;
                               and
                      [BULLET] the  signatures  of  all  registered   owners  or
                               authorized parties.

                      You must have held shares used in an exchange for at least 10 days before you can exchange into another Fund.

                      Mail your request to:

                                           Whitehall Funds Trust
                                           c/o PFPC Inc.
                                           P.O. Box 5183
                                           Westborough, MA 01581-5183

                      For overnight delivery, mail the letter of instruction to:

                                           Whitehall Funds Trust
                                           c/o PFPC Inc.
                                           4400 Computer Drive
                                           Westborough, MA 01581-5183
--------------------------------------------------------------------------------

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

MEDALLION SIGNATURE GUARANTEES
         To protect shareholder accounts, the Fund, and its transfer agent from fraud, medallion signature guarantees are required to enable the Fund to verify the identity of the person who has authorized a redemption from an account.

         The Fund will require a medallion signature guarantee for any of the following:
         [BULLET]any written redemption request for $50,000 or more; [BULLET]redemptions when the proceeds are to be sent to someone other than the registered shareowner(s) or when proceeds are to be sent to an address other than the registered address; or
         [BULLET]share transfer requests.

         A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Shareholders may contact the Fund at 1-800-99-IBJFD (1-800-994-2533) for further details.

SELLING RECENTLY PURCHASED SHARES
         Redemption proceeds from recently purchased Fund shares that have been paid for by check may be delayed until there is a reasonable belief that your check has cleared. This may take up to fifteen calendar days after we receive your check. If you think you may wish to redeem your newly purchased shares within fifteen calendar days, you should pay for your shares by Federal funds wire transfer.

ACCOUNT MINIMUM
          You must keep at least $500 worth of shares in your account to keep the account open. If, after giving you thirty days prior written notice, your account value is still below $500 we may redeem your shares and send you a check for the redemption proceeds.

RIGHT TO REDEEM IN KIND
         All redemptions of Fund shares shall be made in cash. However, this commitment applies only to redemption requests made by a Fund shareholder during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. If a redemption request exceeds these amounts, a Fund may make full or partial payment in securities or other assets.

ACCOUNT SERVICES
         All transactions in Fund shares will be reflected in a statement for each shareholder. In those cases where a nominee is a shareholder of record for shares purchased for its customer, the nominee decides whether the statement will be sent to the customer.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute to its shareholders substantially all of its net investment income. The Fund will declare distributions of such income daily and pay those dividends monthly. The Fund intends to distribute, at least annually, substantially all realized net capital gain. It is expected that the distributions of the Fund will consist primarily of ordinary income.

         Distributions will be paid in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution, unless the shareholder elects in writing, at least five full business days before the record date, to receive such distributions in cash. Dividends for a given month will be paid within five business days after the end of such month.

         Shares purchased will begin earning dividends on the day the shares are bought and shares redeemed will earn dividends through the day before redemption. Net investment income for a Saturday, Sunday or a holiday will be declared as a dividend on the previous business day.

         Dividends and distributions from the Fund are taxable to shareholders whether received in additional shares or in cash.

         If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically. Your future dividend and capital gains distribution will be reinvested in the Fund at the per share net asset value determined as of the day the distribution is paid. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

                                 TAX INFORMATION

         The Fund intends to distribute substantially all of its income. The income dividends a shareholder receives from the Fund may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets), regardless of whether the shareholder receives the dividends in cash or in additional shares.

         A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund during October, November, or December of that year and paid by the Fund during January of the following calendar year.

         Shareholders will be notified annually as to the Federal tax status of distributions made by the Fund. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Shareholders should consult their own tax advisers as to their Federal, state and local tax liability.

                              FINANCIAL HIGHLIGHTS

         These financial highlights tables are intended to help you understand the Fund's financial performance. The total returns in these tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended November 30, 1998, November 30, 1999 and November 30, 2000 has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request. The information for periods prior to the year ended November 30, 1998 was audited by Coopers & Lybrand L.L.P., independent auditors, whose reports thereon were unqualified.

                                               FOR THE      FOR THE     FOR THE      FOR THE      FOR THE
                                              YEAR ENDED   YEAR ENDED  YEAR ENDED   YEAR ENDED   YEAR ENDED
                                               NOV. 30,     NOV. 30,    NOV. 30,     NOV. 30,      NOV. 30,
                                                 2000         1999        1998         1997          1996
                                              ----------   ----------  -----------  ----------   ----------
Net Asset Value, Beginning of Year.....         $1.00         $1.00       $1.00        $1.00        $1.00
                                                -----         -----       -----        -----        -----
Income from Investment Operations:
  Net investment income................          0.06          0.04        0.05         0.05         0.05

Less Dividends from:
  Net investment income................         (0.06)        (0.04)      (0.05)       (0.05)       (0.05)
                                                ------        ------      ------       ------       ------

Net Asset Value, End of Year...........         $1.00         $1.00       $1.00        $1.00        $1.00
                                                =====         =====       =====        =====        =====

Total Return(a)........................         5.71%         4.54%        5.27%       4.96%        4.88%
Ratios/Supplemental Data:
Net   Assets   at  the  end  of  year
  (in thousands) ......................       $18,586       $20,500     $18,585      $25,784      $34,269
Ratios to average net assets:
  Expenses before waivers +............         1.15%         1.07%       0.76%        0.99%        0.95%
  Expenses net of waivers..............         0.64%         0.64%       0.41%        0.64%        0.65%
  Net investment income
  (net of waivers).....................         5.50%         4.46%       5.16%        4.84%        4.82%

           -------------------------
           + During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
           (a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.

                              FOR MORE INFORMATION

         Additional information about the Fund is included in a Statement of Additional Information dated January 31, 2001 (the "SAI"). The SAI is incorporated by reference into this Prospectus and, therefore, is legally a part of this Prospectus.

         Information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

         You may make inquiries about the Fund or obtain a copy of the SAI, or of the annual or semi-annual reports, without charge by calling 1-800-99-IBJFD (1-800-994-2533).

         Information about the Fund (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. To aid you in obtaining this information, the Fund's 1940 Act registration number is 811-8738.

                                          www.thewhitehallfunds.com
                                          -------------------------

--------------------------------------------------------------------------------



                              WHITEHALL FUNDS TRUST

                       STATEMENT OF ADDITIONAL INFORMATION


                                January 31, 2001


--------------------------------------------------------------------------------


         This Statement of Additional Information (the "SAI"), which is not a prospectus, describes the following investment portfolios of the Whitehall Funds Trust (the "Trust"):


         [BULLET]  Whitehall Growth Fund
         [BULLET]  Whitehall Growth and Income Fund

         [BULLET]  Whitehall Enhanced Index Fund

         [BULLET]  Whitehall High Yield Fund
         [BULLET]  Whitehall Income Fund
         [BULLET]  Whitehall Money Market Fund

         (each a "Fund," and collectively, the "Funds")


         This SAI should be read in conjunction with the Funds' Prospectuses each dated January 31, 2001. The Financial Statements included in the Funds' November 30, 2000 Annual Report are incorporated by reference into this SAI. The Prospectuses and the Annual Report may be obtained without charge by writing or calling the Trust at the address and telephone number printed below.


                              Whitehall Funds Trust
                               4400 Computer Drive
                      Westborough, Massachusetts 01581-5120
        General and Account Information: 1-800-99-IBJFD (1-800-994-2533)

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
GENERAL INFORMATION....................................................     2

INVESTMENT STRATEGIES AND RISKS........................................     2

INVESTMENT RESTRICTIONS................................................    12

MANAGEMENT.............................................................    14

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS.............................    15


INVESTMENT ADVISORY AND OTHER SERVICES.................................    17

DISTRIBUTION OF FUND SHARES............................................    20

COMPUTATION OF NET ASSET VALUE.........................................    21

PORTFOLIO TRANSACTIONS.................................................

TAXATION...............................................................    22

DESCRIPTION OF THE FUNDS' SHARES.......................................    27

CALCULATION OF PERFORMANCE DATA........................................    27

FINANCIAL STATEMENTS...................................................    29


APPENDIX...............................................................   A-1

                               GENERAL INFORMATION

         The Funds are separately managed, diversified portfolios of the Trust, an open-end, management investment company. The Trust was organized as a Delaware business trust under a Declaration of Trust dated August 25, 1994.


         Whitehall Asset Management, Inc. ("Whitehall" and/or the "Adviser") serves as the Funds' Investment Adviser. PFPC Inc. ("PFPC"), 4400 Computer Drive, Westborough, Massachusetts 01581-5120, is the Funds' Administrator, and PFPC Distributors, Inc. ("PFPC Distributors"), located at 3200 Horizon Drive, King of Prussia, PA 19406, is the Distributor.

                         INVESTMENT STRATEGIES AND RISKS

         The Prospectus discusses the investment objectives of the Funds and the principal strategies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, additional investment strategies that the Funds may utilize, and certain risks associated with such investments and strategies.

         U.S. TREASURY OBLIGATIONS. (ALL FUNDS). U.S. Treasury bills, which have maturities of up to one year, notes, which have original maturities ranging from one year to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the U.S. Government. In addition to bills, notes and bonds, the Funds may invest in separately traded interest and principal component parts of these obligations, which are known as STRIPS, and generally differ in their interest rates and maturities. The Funds may also invest in privately placed U.S. Treasury obligations.

         U.S. GOVERNMENT AGENCY OBLIGATIONS. (ALL FUNDS). The Funds may invest in obligations of agencies of the United States Government. Such agencies include, among others, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Funds may purchase securities issued or guaranteed by Ginnie Mae ("GNMA") (formerly known as the Government National Mortgage Association) which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Land Banks, Federal National Mortgage Association ("FNMA") and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., GNMA). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

         MORTGAGE-RELATED SECURITIES. (ALL FUNDS). The Funds are permitted to invest in mortgage-related securities. One example of mortgage-related securities would be mortgage pass-through securities, which are securities representing interests in "pools" of mortgages. Payments of both interest and principal are made monthly on the securities. These payments are a "pass through" of monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (minus fees paid to the issuer or guarantor of the securities).


         Another example of mortgage-related securities would be collateralized mortgage obligations ("CMOs"). interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are usually collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate.

         Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

         In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Funds in calculating maturity for purposes of investment in mortgage-related securities. A rise in interest rates will also likely increase inherent volatility of these securities as lower than estimated prepayment rates will alter the expected life of the securities to effectively convert short-term investments into long-term investments.

         Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities.

         ASSET-BACKED SECURITIES. (ALL FUNDS). The Funds are permitted to invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. a Fund may invest in these and other types of asset-backed securities which may be developed in the future, provided they are consistent with the Fund's investment objectives, policies and quality standards.

         Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability of the Fund, as an investor, to obtain full payment in the event of default insolvency. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee. With respect to an asset-backed security arising from secured debt (such as automobile receivables), there is a risk that parties other than the originator and servicer of the loan may acquire a security interest superior to that of the security's holders.

         COMMERCIAL PAPER. (ALL FUNDS). Commercial paper includes short-term, unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by the Funds is, at the time of investment, rated in one of the top two rating categories of at least one Nationally Recognized Statistical Rating Organization ("NRSRO") or, if not rated, is, in the opinion of the Adviser, of an investment quality comparable to rated commercial paper in which the Funds may invest, or, with respect to the shares of the Money Market Fund, (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's") and "A-1" or better by Standard & Poor's Corporation ("S&P") or in a comparable rating category by any two NRSROs that have rated the commercial paper or (ii) rated in a comparable category by only one such organization if it is the only organization that has rated the commercial paper (and provided the purchase is approved or ratified by the Board of Trustees).


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

         CORPORATE DEBT SECURITIES. (ALL FUNDS). Fund investments in these securities are limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) of domestic and foreign issuers which meet the rating criteria established for each Fund.

         After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Fund's Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

         CONVERTIBLE AND EXCHANGEABLE SECURITIES. (GROWTH FUND, GROWTH AND INCOME FUND, HIGH YIELD FUND AND INCOME FUND). These Funds are permitted to invest in convertible and exchangeable securities, subject to the rating and quality requirements specified with respect to equity securities for the Growth Fund. Convertible securities generally offer fixed interest or dividend yields and may be converted at a stated price or rate for common or preferred stock.

         Although  to  a  lesser  extent  than  with  fixed  income   securities
generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible or exchangeable securities tends to vary with fluctuations in the market value of the underlying common or preferred stock. Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to senior debt of the issuer. The Growth and Income Fund and the Income Fund may invest in convertible securities rated below investment grade, including convertible debt rated as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         DOMESTIC AND FOREIGN BANK OBLIGATIONS. (ALL FUNDS). The Funds may invest in bank obligations which include, but are not limited to, domestic, Eurodollar and Yankee dollar certificates of deposits, time deposits, bankers' acceptances, commercial paper, bank deposit notes and other promissory notes including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. Each Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds. There is no limitation on the amount of the Funds' assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.


         Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligations. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing from two days through seven days may not exceed 15% of the value of the net assets of the Growth Fund, Growth and Income Fund, Enhanced Index Fund, High Yield Fund and Income Fund and 10% of the value of the net assets of the Money Market Fund. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with a commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities. Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. Bearer deposit notes are obligations of a bank, rather than a bank holding company. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.


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

         Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks.

         Investments in Eurodollar and Yankeedollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

         ZERO COUPON SECURITIES. (ALL FUNDS). The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity.

         The market prices of zero coupon securities in which the Funds may invest generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.
Although zero coupon securities do not pay interest to holders prior to maturity, federal income tax law requires a Fund to recognize as interest income a portion of the security's discount each year and that this income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions, and its current income may ultimately be reduced as a result.

         VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND OBLIGATIONS. (ALL FUNDS). The Funds may, from time to time, buy variable rate demand obligations issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity of 397 days or less with respect to the Money Market Fund or generally five to 20 years with respect to the Non-Money Market Funds, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities may or may not be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest.

         The Funds may also buy variable rate master demand obligations. The terms of these obligations permit the investment of fluctuating amounts by the Funds at varying rates of interest pursuant to direct arrangements between a
Fund, as lender, and the borrower. They permit weekly, and in some instances, daily, changes in the amounts borrowed. The Funds have the right to increase the amount under the obligation at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the obligation without penalty. The obligations may or may not be backed by bank letters of credit. Because the obligations are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, upon demand. The Funds have no limitations on the type of issuer from whom the obligations will be purchased. The Funds will invest in variable rate master demand obligations only when such obligations are determined by the Adviser, pursuant to guidelines established by the Board of Trustees, to be of comparable quality to rated issuers or instruments eligible for investment by the Funds.

         VARIABLE AMOUNT MASTER DEMAND OBLIGATIONS. (MONEY MARKET FUND). The Money Market Fund may invest in variable amount master demand obligations which are unsecured demand notes that permit the indebtedness thereunder to vary, and provide for periodic adjustments in the interest rate. Because master demand




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
obligations are direct lending arrangements between the Money Market Fund and the issuer, they are not normally traded. There is no secondary market for the notes; however, the period of time remaining until payment of principal and accrued interest can be recovered under a variable amount master demand obligation generally shall not exceed seven days. To the extent this period is exceeded, the obligation in question would be considered illiquid. Issuers of variable amount master demand obligations must satisfy the same criteria as set forth for other promissory notes (e.g., commercial paper). The Money Market Fund will invest in variable amount master demand obligations only when such obligations are determined by the Adviser, pursuant to guidelines established by the Board of Trustees, to be of comparable quality to rated issuers or instruments eligible for investment by the Money Market Fund. In determining weighted average dollar portfolio maturity, a variable amount master demand obligation will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the interest rate or the period of time remaining until the principal amount can be recovered from the issuer on demand.

         WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. (ALL FUNDS). The Funds may purchase securities on a when-issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. A Fund purchases these securities in order to obtain an advantageous price and yield to the Fund at the time of entering into the transaction. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. To facilitate such acquisitions, the Funds will maintain with the custodian a separate account with a segregated portfolio of cash or liquid securities in an amount at least equal to the value of such commitments. On the delivery dates for such transactions, each Fund will meet obligations from maturities or sales of the securities held in the separate account and/or from cash flow. While the Funds normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Adviser considers such action advisable as a matter of investment strategy. Such securities have the effect of leveraging a Fund's assets and may contribute to volatility of the Fund's net asset value. When a Fund engages in a forward commitment transaction, the Fund relies on the buyer or the seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous.

         OTHER MUTUAL FUNDS. (ALL FUNDS). Each Fund may invest in shares of other open-end, management investment companies, subject to the limitations of the Investment Company Act of 1940, as amended (the "1940 Act") and subject to such investments being consistent with the overall objective and policies of the Fund making such investment, provided that any such purchases will be limited to shares of unaffiliated investment companies. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

         LOANS OF PORTFOLIO SECURITIES. (ALL FUNDS). The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided:
(1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or approved bank letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets (including the market value of the collateral received) of a particular Fund.

         The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.


         REPURCHASE AGREEMENTS. (ALL FUNDS). The Funds may invest in securities subject to repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Trustees, present a minimum risk of bankruptcy. Such agreements may be considered to be loans by the Funds for purposes of the 1940 Act. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. IBJW will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. The Money Market Fund may not invest more than 10%, and each of the Growth Fund, Growth and Income Fund, Enhanced Index Fund, High Yield Fund and Income Fund may not invest more than 15%, of its net assets in repurchase agreements maturing in more than seven business days and in securities for which market quotations are not readily available.

         REVERSE REPURCHASE AGREEMENTS. (ALL FUNDS). The Funds may also enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         FOREIGN  SECURITIES.   (ALL  FUNDS).  The  Funds  may  each  invest  in
securities of foreign governmental and private issuers. These investments must be U.S. dollar-denominated with respect to the Money Market Fund.

         Investing in the securities of issuers in any foreign country, including American Depository Receipts ("ADRs"), involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar and, with respect to the Money Market Fund, may affect the ability to maintain net asset value. A Fund's objectives may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Through a Fund's policies, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

         ILLIQUID SECURITIES. (ALL FUNDS). Each Fund has adopted a fundamental policy with respect to investments in illiquid securities. See "Investment Restrictions." Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be



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

readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Each Fund may also invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration.

         The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. Pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, the Funds intend to invest in securities eligible for resale under Rule 144A which are determined to be liquid because trading markets exist for the securities.

         Pursuant to guidelines set forth by and under the supervision of the Board of Trustees, the Adviser will monitor the liquidity of restricted securities in a Fund's portfolio. In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant. Rule 144A securities and Section 4(2) instruments which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 1. Investments in Rule 144A securities and Section 4(2) instruments could have the effect of increasing Fund illiquidity.

         MUNICIPAL COMMERCIAL PAPER. (ALL FUNDS). Municipal commercial paper is a debt obligation with a stated maturity of one year or less which is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Investments in municipal commercial paper are limited to commercial paper which is rated at the date of purchase: (i) "P-1" by Moody's and "A-1" or "A-1+" by S&P "P-2" (Prime-2) or better by Moody's and "A-2" or better by S&P or (ii) in a comparable rating category by any two of the NRSROs that have rated commercial paper or (iii) in a comparable rating category by only one such organization if it is the only organization that has rated the commercial paper or (iv) if not rated, is, in the opinion of IBJW, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

         Issuers of municipal commercial paper rated "P-1" have a "superior capacity for repayment of short-term promissory obligations". The "A-1" rating for commercial paper under the S&P classification indicates that the "degree of safety regarding timely payment is either overwhelming or very strong."
Commercial paper with "overwhelming safety characteristics" will be rated "A-1+". Commercial paper receiving a "P-2" rating has a strong capacity for repayment of short-term promissory obligations. Commercial paper rated "A-2" has the capacity for timely payment although the relative degree of safety is not as overwhelming as for issues designated "A-1".

         MUNICIPAL NOTES. (ALL FUNDS). Municipal notes are generally sold as interim financing in anticipation of the collection of taxes, a bond sale or receipt of other revenue. Municipal notes generally have maturities at the time of issuance of one year or less. Investments in municipal notes are limited to notes which are rated at the date of purchase: (i) MIG 1 or MIG 2 by Moody's and in a comparable rating category by at least one other nationally recognized statistical rating organization that has rated the notes, or (ii) in a comparable rating category by only one such organization, including Moody's, if it is the only organization that has rated the notes, or (iii) if not rated, are, in the opinion of IBJW, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

         Notes rated "MIG 1" are judged to be of the "best quality" and carry the smallest amount of investment risk. Notes rated "MIG 2" are judged to be of "high quality, with margins of protection ample although not as large as in the preceding group." See the Appendix for a more complete description of securities ratings.

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

         MUNICIPAL BONDS. (ALL FUNDS). Municipal bonds generally have a maturity at the time of issuance of more than one year. Municipal bonds may be issued to raise money for various public purposes -- such as constructing public facilities and making loans to public institutions. There are generally two types of municipal bonds: general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are backed by the revenues of a project or facility -- tolls from a toll road, for example. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Industrial development revenue bonds (which are private activity bonds) are a specific type of revenue bond backed by the credit and security of a private user, and therefore investments in these bonds have more potential risk. Investments in municipal bonds are limited to bonds which are rated at the date of purchase "A" or better by a NRSRO. Municipal bonds generally have a maturity at the time of issuance of more than one year.


         COMMON STOCKS (GROWTH FUND, GROWTH AND INCOME FUND, ENHANCED INDEX FUND, HIGH YIELD FUND AND INCOME FUND). Common stock represents the ownership interest in the issuer that remains after all of the issuer's obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including past and expected future earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market swings.

         PREFERRED STOCKS. (GROWTH FUND, GROWTH AND INCOME FUND, HIGH YIELD FUND AND INCOME FUND). Preferred stockholders have a greater right to receive liquidation payments and usually dividends than do common stockholders. However, preferred stock is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock.

         As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element will decline as interest rates and perceived credit risk rises. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

         AMERICAN DEPOSITORY RECEIPTS. (GROWTH FUND, GROWTH AND INCOME FUND, HIGH YIELD FUND AND INCOME FUND). ADRs are U.S. dollar-denominated receipts generally issued by domestic banks. ADRs are evidence of a deposit with the bank of a foreign issuer. They are publicly traded on exchanges or over-the-counter in the United States.

         The Funds may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. securities issuer does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility because fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

         In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information for buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

         Investments  in ADRs involve  certain risks not  typically  involved in
purely  domestic   investments.   These  risks  are  set  forth  under  "Foreign
Securities" in this SAI.

         OPTIONS ON SECURITIES. (GROWTH FUND, GROWTH AND INCOME FUND, ENHANCED INDEX FUND AND INCOME FUND). The Funds may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter
(OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

         The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains cash, U.S. Treasury bills or other liquid securities with a value equal to the exercise price in a segregated account with its custodian.

         The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retain the risk of loss should the price of the security decline. In return for the premium received for a put option, the Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

         Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that the Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

         FUTURES, RELATED OPTIONS AND OPTIONS ON STOCK INDICES. (GROWTH AND INCOME FUND, ENHANCED INDEX FUND AND INCOME FUND). Each Fund may attempt to reduce the risk of investment in securities by hedging a portion of its portfolio through the use of certain futures transactions, options on futures traded on a board of trade and options on stock indices traded on national securities exchanges. In addition, each Fund may hedge a portion of its portfolio by purchasing such instruments during a market advance or when IBJW anticipates an advance. In attempting to hedge a portfolio, a Fund may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. Each Fund will use these instruments primarily as a hedge against changes resulting from market conditions in the values of securities held in its portfolio or which it intends to purchase.

         A stock index assigns relative weighting to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

         When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% or more (in foreign markets) of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

         In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures contract. If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier."

         During a market decline or when IBJW anticipates a decline, each Fund may hedge a portion of its portfolio by selling futures contracts or purchasing puts on such contracts or on a stock index in order to limit exposure to the decline. This provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when IBJW anticipates an advance, each Fund may hedge a portion of its portfolio by purchasing futures, options on these futures or options on stock indices. This affords a hedge against a Fund not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. Each Fund will sell options on futures and on stock indices only to close out existing positions.

         INTEREST RATE FUTURES CONTRACTS. (GROWTH AND INCOME FUND, ENHANCED INDEX FUND AND INCOME FUND). These Funds may, to a limited extent, enter into interest rate futures contracts--i.e., contracts for the future delivery of securities or index-based futures contracts--that are, in the opinion of IBJW, sufficiently correlated with the Fund's portfolio. These investments will be made primarily in an attempt to protect a Fund against the effects of adverse changes in interest rates (i.e., "hedging"). When interest rates are increasing and portfolio values are falling, the sale of futures contracts can offset a decline in the value of a Fund's current portfolio securities. The Funds will engage in such transactions primarily for bona fide hedging purposes.

         OPTIONS ON INTEREST RATE FUTURES CONTRACTS. (GROWTH AND INCOME FUND, ENHANCED INDEX FUND AND INCOME FUND). These Funds may purchase put and call options on interest rate futures contracts, which give a Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. Each Fund may also write
(sell) put and call options on such futures contracts. For options on interest rate futures that a Fund writes, such Fund will receive a premium in return for granting to the buyer the right to sell to the Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, each Fund will purchase or sell options on interest rate futures contracts primarily for bona fide hedging purposes.

         RISKS OF OPTIONS AND FUTURES CONTRACTS. One risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

         The Funds' successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of IBJW to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Funds' portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the Funds purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Funds' ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds' portfolio securities. The Funds believe that IBJW possesses the skills necessary for the successful utilization of such transactions.

         The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets such as cash, U.S. Government securities or other liquid securities to cover the futures and options.

                             INVESTMENT RESTRICTIONS

         The following restrictions are fundamental policies of each Fund, which may not be changed without the approval of the holders of a majority of the applicable Fund's outstanding voting shares as described under "Description of the Funds' Shares - Voting Rights."

         Each Fund, except as indicated, may not:

         (1)      Invest  more than 15% (10% with  respect  to the Money  Market
                  Fund) of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange);

         (2) Borrow money or pledge, mortgage or hypothecate its assets, except that a Fund may enter into reverse repurchase agreements or borrow from banks up to 10% of the current value of its net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 15% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings exist);

         (3) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

         (4) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or the SAI;

         (5) Invest in companies for the purpose of exercising control or management;

         (6) Invest more than 10% of its net assets in shares of other investment companies;

         (7) Invest in real property (including limited partnership interests but excluding real estate investment trusts and master limited partnerships), commodities, commodity contracts, or oil, gas and other mineral resource, exploration, development, lease or arbitrage transactions;

         (8) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

         (9) Sell securities short, except to the extent that a Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

         (10) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (11) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, IBJW, or the Distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

         (12) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or, for the Money Market Fund, securities issued by domestic banks; (b) wholly-owned finance companies will be considered to be in the industries of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

         (13) Invest more than 5% of its net assets in warrants which are unattached to securities, included within that amount, no more than 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges;

         (14) Write, purchase or sell puts, calls or combinations thereof, except that the Growth Fund, Growth and Income Fund, and Income Fund may purchase or sell puts and calls as otherwise described in the Prospectus or SAI; however, no Fund will invest more than 5% of its total assets in these classes of securities for purposes other than bona fide hedging; or

         (15) Invest more than 5% of the current value of its total assets in the securities of companies which, including predecessors, have a record of less than three years' continuous operation.

         Additionally, each Fund is a diversified fund and is therefore subject to the following limitations which are non-fundamental policies. With respect to 75% of its total assets, a Fund will not invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any such issuer. The Money Market Fund is subject to further diversification requirements. It will not invest more than 5% of its total assets in the securities (including securities collateralizing a repurchase agreement) of a single issuer except that the Fund may invest in U.S. Government securities or repurchase agreements that are collateralized by U.S. Government securities without any such limitation.

         If a percentage restriction on the investment or use of assets set forth in the Prospectus or this SAI is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation.

         The Money Market Fund's diversification tests are measured at the time of initial purchases, and are calculated as specified in Rule 2a-7 of the 1940 Act which may allow the Fund to exceed limits specified in the Prospectus and SAI for certain securities subject to guarantees or demand features. The Fund will be deemed to satisfy the maturity requirements described in the Prospectus and SAI to the extent the Fund satisfies Rule 2a-7 maturity requirements.

         It is the intention of the Funds, unless otherwise indicated, that with respect to the Funds' policies that are a result of application of law, the Funds will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future, or changes to such laws.

                                   MANAGEMENT

TRUSTEES AND OFFICERS

         The Trust's Board of Trustees is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Board also elects the Trust's officers who conduct the daily business of the Funds. The principal occupations of the Trustees and executive officers of the Trust for the past five years as well as their ages are listed below. The address of each, unless otherwise indicated, is 4400 Computer Drive, Westborough, Massachusetts 01581-5120. Currently, no Trustee is deemed to be an "interested person" of the Trust for purposes of the 1940 Act.


PIERRE DE ST. PHALLE, CURRENTLY: TRUSTEE, MEMBER OF AUDIT COMMITTEE AND MEMBER OF NOMINATING COMMITTEE OF THE TRUST. SENIOR ADVISOR, IFORMATION GROUP, A TECHNOLOGY CONVERGENCE COMPANY. Formerly: Partner of Davis Polk & Wardwell (law firm). Address: 450 Lexington Avenue, New York, New York 10017. Age: 52.

ROBERT H. DUNKER, CURRENTLY: TRUSTEE, CHAIRMAN OF NOMINATING COMMITTEE AND MEMBER OF AUDIT COMMITTEE OF THE TRUST. DIRECTOR OF E.J. BROOKS CO., A MANUFACTURING COMPANY. Formerly: Executive Vice President, Fidelity Union Bank, NA Address: 401 NE Plantation Road #322, Stuart, Florida 34996. Age: 70.

STEPHEN V.R. GOODHUE, CURRENTLY: TRUSTEE, CHAIRMAN OF AUDIT COMMITTEE AND MEMBER OF NOMINATING COMMITTEE OF THE TRUST. DIRECTOR AND MEMBER OF EXECUTIVE COMMITTEE, FINANCE COMMITTEE AND INVESTMENT COMMITTEE OF THE VISITING NURSE SERVICE OF NEW YORK. Address: 237 Mount Holly Road, Katonah, New York 10536.
Age: 71.

GEORGE H. STEWART, CURRENTLY: TRUSTEE, CHAIRMAN OF THE BOARD OF TRUSTEES, MEMBER OF NOMINATING COMMITTEE AND AUDIT COMMITTEE. Formerly: Vice President and Treasurer, Ciba-Geigy Corporation. Address: 4425 SE Waterford Drive, Stuart, Florida 34997. Age: 69.

JOSEPH E. BRESLIN, PRESIDENT;  Senior Managing Director of Whitehall.  Formerly:
President of J.E. Breslin & Co., Inc. Age: 46

FRANK DIPIETRO,  ASSISTANT  TREASURER;  Director of Fund Administration of PFPC.
Formerly: Mutual Fund Accounting Analyst of John Hancock Funds. Age:29.

MICHAEL KARDOK, ASSISTANT TREASURER; Vice President and Division Manager of Fund Accounting of PFPC. Formerly: Senior Audit Manager of Deloitte & Touche LLP.
Age: 41.

PETER L. KIRBY, TREASURER; Chief Administrative Officer and Senior Managing Director of Whitehall. Formerly: Principal and Chief Operating Officer of the Fiduciary Advisory Group of Morgan Stanley Dean Witter. Age: 43.

ELIZABETH W. LAWRENCE, VICE PRESIDENT; Vice President and Division Manager 46.of PFPC and officer of various investment companies serviced by PFPC. Age: 37.

DAVID  C.  LEBISKY,  ASSISTANT  SECRETARY;  Assistant  Vice  President  of PFPC.
Formerly: Legal Assistant with Drinker Biddle & Reath LLP. Age: 28.


JUDITH L. LEVY, SECRETARY; MANAGING Director of Whitehall. Formerly: Member of the Senior Management Team of Credit Suisse. Age: 46


         Trustees of the Trust not affiliated with the Investment Adviser receive from the Trust an annual retainer of $10,000 ($12,000 for the Chairman), a fee of $1,000 for each Board of Trustees meeting, and $1,000 for each Board committee meeting of the Trust attended ($500 additional for the Audit Committee Chairman). They also are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with the Investment Adviser do not receive compensation from the Trust.

                               COMPENSATION TABLE*

                                              AGGREGATE COMPENSATION               TOTAL COMPENSATION FROM THE
    NAME OF PERSON, POSITION                     FROM THE TRUST                            FUND COMPLEX
    ------------------------                     --------------                            ------------

Pierre de St. Phalle, Trustee1                      $ 5,500                                   $5,500
Robert H. Dunker, Trustee                            16,500                                   16,500
Stephen V.R. Goodhue, Trustee2                       17,500                                   17,500
Edward F. Ryan, Trustee3                              2,500                                    2,500
George Stewart, Trustee and                          18,500                                   18,500
     Chairman

-------------------
* Represents the total compensation paid by the Trust, with respect to all series of the Trust to such persons for the fiscal year ended November 30, 2000. Prior to July 13, 2000, the Trustees of the Trust not affiliated with the Investment Adviser received from the Trust an annual retainer of $5,000 ($7,000 for the Chairman), a fee of $500 for each Board of Trustees meeting, and $500 for each Board committee meeting of the Trust attended ($500 additional for the Audit Committee Chairman).
1. Retired as a Trustee effective January 31, 2001.
2. Elected as a Trustee effective September 14, 2000.
3. Resigned as a Trustee effective December 31, 1999.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


         As of January 5, 2001, the following persons owned of record 5% or more of the voting securities of a particular Fund. Any person owning more than 25% of the voting securities of a Fund may be deemed to have effective voting control over the operation of that Fund, which would diminish the voting rights of other shareholders:

WHITEHALL GROWTH FUND
---------------------
Shareholder(s)                                      Percentage Owned
--------------                                      ----------------
---------------------------------------- ---------------------------------------
CG Trust as Trustee                                      10.28%
for the Industrial Bank of Japan Ltd.
CIGNA Trading Unit H19B
280 Trumbull Street
Hartford, CT  06103

TRUSTLYNX & Co.                                          30.32%
c/o # 00TLA
P.O. Box 173736
Denver, CO 80217-3736

Wendel & Co.                                              8.84%
AC# 179054
c/o The Bank of New York
P.O. Box 1066 Wall Street Station
New York, NY  10286

Wendel & Co.                                              8.14%
AC# 179056
c/o The Bank of New York
P.O. Box 1066 Wall Street Station
New York, NY  10286

Wendel & Co.                                              5.29%
AC# 179085
c/o The Bank of New York
P.O. Box 1066 Wall Street Station
New York, NY  10286

Whitehall Growth and Income Fund

Shareholder(s)                                      Percentage Owned
--------------                                      ----------------
---------------------------------------- ---------------------------------------
TRUSTLYNX & Co.                                          14.51%
c/o # 00TLA
P.O. Box 173736
Denver, CO  80217-3736

Wendel & Co.                                             59.19%
AC# 179067
c/o The Bank of New York
P.O. Box 1066 Wall Street Station
New York, NY  10286


WHITEHALL INCOME FUND
---------------------
Shareholder(s)                                      Percentage Owned
--------------                                      ----------------
---------------------------------------- ---------------------------------------

TRUSTLYNX & Co.                                           9.68%
c/o # 00TLA
P.O. Box 173736
Denver, CO  80217-3736

Wendel & Co.                                             25.25%
AC# 179054
c/o The Bank of New York
P.O. Box 1066 Wall Street Station
New York, NY  10286

Wendel & Co.                                              9.16%
AC# 179055
c/o The Bank of New York
P.O. Box 1066 Wall Street Station
New York, NY  10286

Wendel & Co.                                             22.92%
AC# 179056
c/o The Bank of New York
P.O. Box 1066 Wall Street Station
New York, NY  10286

Wendel & Co.                                              7.97%
AC# 179059
c/o The Bank of New York
P.O. Box 1066 Wall Street Station
New York, NY  10286

Wendel & Co.                                              14.86%
AC# 179085
c/o The Bank of New York
P.O. Box 1066 Wall Street Station
New York, NY  10286

Wendel & Co.                                              5.20%
AC# 179089
c/o The Bank of New York
P.O. Box 1066 Wall Street Station
New York, NY  10286

WHITEHALL MONEY MARKET FUND
---------------------------
Shareholder(s)                                      Percentage Owned
--------------                                      ----------------
---------------------------------------- ---------------------------------------
TRUSTLYNX & Co.                                          46.53%
c/o #00TLA
P.O. Box 173736
Denver, CO  80217-3736

Wendel & Co.                                              9.48%
AC# 179054
c/o The Bank of New York
P.O. Box 1066 Wall Street Station
New York, NY  10286

Wendel & Co.                                              8.57%
AC# 179056
c/o The Bank of New York
P.O. Box 1066 Wall Street Station
New York, NY  10286

Wendel & Co.                                              5.56%
AC# 179085
c/o The Bank of New York
P.O. Box 1066 Wall Street Station
New York, NY  10286

      As of January 5, 2001, the Officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the Funds.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER


         Subject to such policies as the Trust's Board of Trustees may determine, Whitehall makes investment decisions for the Funds. For the investment advisory services provided to the Funds, Whitehall is entitled to receive from each Fund a monthly fee at the following annual rates based upon average daily net assets of the Fund: Growth Fund, 0.85%; Growth and Income Fund, 0.85%; Enhanced Index Fund, 0.50%; High Yield Fund, __%;0.75%; Income Fund, 0.65%; and Money Market Fund, 0.35%. Whitehall has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain net expenses at the following rates until January 31, 2002: Growth Fund, 1.33%; Growth and Income Fund, 1.39%; Enhanced Index Fund, 0.75%; High Yield Fund, 0.95%; Income Fund, 1.28%; and Money Market Fund, 0.64%. Prior to January 30, 2001, IBJ Whitehall Bank & Trust Company ("IBJW") served as investment adviser to the Funds. On January 30, 2001, the responsibilities of IBJW as investment adviser to the Funds were assumed by Whitehall, a wholly owned subsidiary of IBJW. The assumption of the investment advisory responsibilities by Whitehall did not result in any change in staff or resources employed to render services to the Funds. For the fiscal year ended November 30, 2000, IBJW earned investment advisory fees of $1,308,202, $561,338, $241,083, and $62,565 for the
Growth Fund, Growth and Income Fund, Income Fund, and Money Market Fund, respectively. For the same period, IBJW contractually waived investment advisory fees of $24,060, $10,721, $6,119, and $62,565 for the Growth Fund, Growth and Income Fund, Income Fund and Money Market Fund, respectively. For the fiscal year ended November 30, 1999, IBJW earned investment advisory fees of $750,655, $369,277, $185,017, and $70,587 for the Growth Fund, Growth and Income Fund, Income Fund, and Money Market Fund, respectively. For the same period, IBJW contractually waived investment advisory fees of $125,111, $61,546, $37,003, and $70,587 for the Growth Fund, Growth and Income Fund, Income Fund and Money Market Fund, respectively. For the fiscal year ended November 30, 1998, IBJW earned investment advisory fees of $670,551, $378,308, $182,051, and $77,459 for the Growth Fund, Growth and Income Fund, Income Fund, and Money Market Fund, respectively. For the same period, IBJW voluntarily waived investment advisory fees of $112,286, $62,992, $38,173, and $77,459 for the Growth Fund, Growth and Income Fund, Income Fund and Money Market Fund, respectively.

         Whitehall is wholly owned subsidiary of IBJW. IBJW, founded in 1929 provides banking, trust and investment services to individuals and institutions. IBJW is a wholly owned subsidiary of The Industrial Bank of Japan, Limited, a bank holding company headquartered in Japan. Whitehall is a registered investment adviser that was formed in 2000. Whitehall is the successor to IBJW as investment adviser to the Funds as well as other advisory accounts. As of December 31, 2000, Whitehall acted as investment adviser to accounts with assets in excess of $3 billion. The principal business address of Whitehall is 320 Park Avenue, New York, New York 10022.

                             INVESTMENT SUB-ADVISERS

INNOVEST CAPITAL MANAGEMENT, INC.
         Innovest Capital Management, Inc. ("Innovest"), subject to the review of the Trustees and overall supervision of Whitehall, is responsible for providing to the Enhanced Index Fund a continuing and suitable investment program consistent with the investment objectives, policies and restrictions of the Enhanced Index Fund. Innovest is a quantitative equity management firm specializing in market neutral and enhanced index portfolios. As of December 31, 2000, Innovest's total assets under management were approximately $400 million. Innovest, with offices at 320 Park Avenue, New York, New York 10022, is an affiliate of Whitehall.

FOUNTAIN CAPITAL MANAGEMENT, L.L.C.
         Fountain Capital Management, L.L.C. ("Fountain"), subject to the review of the Trustees and overall supervision of Whitehall, is responsible for providing to the High Yield Fund Fund a continuing and suitable investment program consistent with the investment objectives, policies and restrictions of the High Yield Fund. Fountain is a private investment advisory firm that specializes in the management of high yielding corporate securities. As of December 31, 2000, Fountain's total assets under management were approximately $1.4 billion. Fountain, with offices at 10801 Mastin Boulevard, Suite 218, Overland Park, Kansas 66210, is an affiliate of Whitehall.

         Pursuant to separate sub-advisory agreements with the Trust (each a "Sub-Advisory Agreement"), Innovest and Fountain are entitled to receive from Whitehall a fee based on the average daily net assets of the Enhanced Index Fund and High Yield Fund at the annual rate of 0.25% and 0.375%, respectively.

         The Trust, IBJW, Whitehall, Innovest and Fountain have each adopted a Code of Ethics designed to prevent affiliated persons of the Trust, IBJW, Whitehall, Innovest and Fountain from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds.

DISTRIBUTOR


         Effective January 2, 2001, PFPC Distributors is the principal underwriter of the Funds pursuant to a Distribution Agreement dated October 26, 2000. PFPC Distributors is a subsidiary of PFPC, and has been providing mutual fund distribution services since 1992. From March 1, 1998 to January 2, 2001, Provident Distributors, Inc. served as the Funds' Distributor and prior to March 1, 1998, IBJ Funds Distributor, Inc. served as the Funds' Distributor. PFPC Distributors offers the Funds' shares to the public on a continuous basis.

ADMINISTRATIVE SERVICES


         As of March 1, 1998, the Trust entered into an Administration Agreement (the "Administration Agreement") with PFPC. PFPC provides management and administrative services necessary for the operation of the Funds, including among other things, (i) preparation of shareholder reports and communications,
(ii) regulatory compliance, such as reports to and filings with the SEC and state securities commissions and (iii) general supervision of the operation of the Funds, including coordination of the services performed by IBJW, PDI, transfer agent, custodians, independent accountants, legal counsel and others. In addition, PFPC furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds' officers and employees affiliated with PFPC. For these services, PFPC receives a fee from each Fund computed daily and payable monthly, at the annual rate of: 0.15% of average daily net assets of each Fund up to $500 million; 0.10% of average daily net assets of each Fund in excess of $500 million up to $1 billion; 0.075% of average daily net assets of each Fund in excess of $1 billion. Pursuant to the Administration Agreement between the Trust and PFPC, PFPC assists the Trust in calculating net asset values and provides certain other accounting services for each Fund described therein, for an annual fee of $35,000 per Fund plus out of pocket expenses. For the fiscal year ended November 30, 2000, the following fees were paid to PFPC for its services under the Administration Agreement: Growth Fund - $242,307; Growth and Income Fund - $104,623; Income Fund - $58,522; and Money Market Fund $27,650. For the fiscal year ended November 30, 1999, the following fees were paid to PFPC for its services under the Administration
Agreement: Growth Fund - $187,666; Growth and Income Fund - $92,319; Income Fund
- $55,505; and Money Market Fund - $30,251.

         The Administration Agreement was approved by the Board of Trustees at a meeting held on December 18, 1997 and shall remain in effect for a period of five years from its effective date. Thereafter, the Administration Agreement will continue subject to termination without penalty upon sixty days prior notice.

         Prior to March 1, 1998, BISYS Fund Services, Inc. ("BISYS") acted as the Fund's administrator and performed substantially identical services for the Funds as PFPC now performs. For these services, BISYS received from each Fund a fee, payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets. For the period from December 1, 1997 to February 28, 1998, BISYS earned Administrative Services fees of $52,551, $30,673, $16,331, and $12,118 for the shares of the Growth Fund, Growth and Income Fund, Income Fund, and Money Market Fund, respectively.

         Prior to March 1, 1998, pursuant to a Fund Accounting Agreement between the Trust and BISYS, BISYS assisted the Trust in calculating net asset values and provided certain other accounting services for each Fund, for an annual fee of $30,000 per Fund plus out of pocket expenses. For the period from December 1, 1997 to February 28, 1998, BISYS earned Fund Accounting fees of $11,767, $13,488, $14,413, and $9,886 for the shares of the Growth Fund, Growth and Income Fund, Income Fund, and Money Market Fund, respectively. Pursuant to a Transfer Agency Agreement between the Trust and BISYS, BISYS assisted the Trust with certain transfer and dividend disbursing agent functions and received a fee of $15 per account per year per Fund plus out of pocket expenses.

        Additionally,   on   September   17,   1998,   IBJW   entered   into  a
Co-Administration Services Contract with the Trust. Under this contract, IBJW performs supplemental administrative services, including (i) supervising the activities of PFPC and the Funds' other service providers, (ii) serving as liaison with the Trustees and (iii) providing general product management and oversight to the extent not provided by PFPC. In consideration of IBJW's services under this contract, the Trust pays IBJW a monthly fee with respect to each Fund at an annual rate of 0.03% of the average daily value of the net assets of the Fund during the preceding month. For the fiscal year ended November 30, 2000, IBJW received co-administration fees of $48,295, $20,758, $11,550, and $5,362 the Growth Fund, Growth and Income Fund, Income Fund, and Money Market Fund, respectively, and waived fees of $5,362 for the Money Market Fund. For the fiscal year ended November 30, 1999, IBJW received co-administration fees of $37,533, $18,464, $11,101, and $6,050 and waived fees of $13,558, $6,740, $3,903, and $6,050 for the Growth Fund, Growth and Income Fund, Income Fund, and Money Market Fund, respectively.

FUND EXPENSES

         Each Fund bears all costs of its operations other than expenses specifically assumed by PFPC Distributors, PFPC or Whitehall. The costs borne by the Funds include advisory fees, distribution (12b-1) fees, legal and auditing expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering or qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Trust expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in the Trust in relation to the net assets of each Fund.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         IBJW acts as Custodian of the Trust's assets. The Custodian (itself or through a sub-custodian) maintains separate accounts for the Funds; receives, holds and releases portfolio securities on account of the Funds, receives and disburses money on behalf of the Funds and collects and receives income and other payments on account of the Funds' portfolio securities. In consideration of IBJW's services as Custodian, the Trust pays IBJW an annual fee of .04% of the average daily net assets of the Funds. For the fiscal year ended November 30, 2000, IBJW received total compensation of $114,712 from the Funds for its services as Custodian.

         PFPC (the "Transfer Agent") acts as transfer agent for the Funds. The Trust compensates the Transfer Agent for providing personnel and facilities to perform transfer agency related services for the Trust at a rate intended to represent the cost of providing such services.

INDEPENDENT AUDITORS

         Ernst & Young LLP serves as the independent auditors for the Trust. Ernst & Young LLP provides audit services, tax return review and assistance and consultation in connection with review of certain SEC filings. Ernst & Young LLP's address is 787 7th Avenue, New York, New York 10019.

COUNSEL

         Paul, Weiss, Rifkind, Wharton & Garrison, located at 1285 Avenue of the Americas, New York, New York 10019, serves as counsel to the Trust.

                           DISTRIBUTION OF FUND SHARES


         The Distribution Agreement between the Trust and PFPC Distributors provides that PFPC Distributors will use its best efforts to maintain a broad distribution of the Funds' shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. PFPC Distributors is not obligated to sell any specific amount of shares.


DISTRIBUTION PLAN

         The Trust has adopted a Master Distribution Plan (the "Plan") dated February 2, 2000, as amended January 2, 2001, pursuant to Rule 12b-1 of the 1940 Act for shares of the Growth Fund, Growth and Income Fund, Enhanced Index Fund, High Yield Fund and Income Fund (the "Non-Money Market Funds"). Shareholders of each of the Non-Money Market Funds, with the exception of the Enhanced Index Fund and High Yield Fund, approved the Plan on January 28, 2000. The initial sole shareholder of each of the Enhanced Index Fund and High Yield Fund approved the Plan on January 31, 2001. Pursuant to the Plan, a Non-Money Market Fund may pay the Trust's distributor on a monthly basis for certain costs and expenses incurred under the Plan, subject to quarterly Board review, provided that each such payment is based on the average daily value of the Non-Money Market Fund's net assets during the preceding month and is calculated at an annual rate not to exceed 0.25%. These costs and expenses include (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising, (ii) expenses of sales employees or agents of the Trust's distributor, including salary, commissions, travel and related expenses,
(iii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including promotional incentives and fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees, (iv) costs of printing prospectuses, statements of additional information and other materials to be given or sent to prospective investors, (v) such other similar services as the Trustees determine to be reasonably calculated to result in the sale of shares of the Non-Money Market Funds, (vi) costs of shareholder servicing which may be incurred by broker-dealers, banks or other financial institutions, and (vii) other direct and indirect distribution-related expenses, including the provision of services with respect to maintaining the assets of the Non-Money Market Funds.

         The Trust's distributor will use all amounts received under the Plan for payments to broker-dealers or financial institutions for their assistance in distributing the shares and otherwise promoting the sale of such shares, including payments in amounts based on the average daily value of Non-Money Market Fund shares owned by shareholders in respect of which the broker-dealer or financial institution has a distributing relationship.

         The Plan provides for the Trust's distributor to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plan provides that it may not be amended to increase materially the costs which the shares of the Non-Money Market Funds may bear pursuant to the Plan without shareholder approval. Any other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who neither are "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust.

         The Plan is subject to annual approval, by the Board of Trustees and by the Trustees who neither are "interested persons" nor have any direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan was last approved by the Board of Trustees of the Trust on October 26, 2000. The Plan is terminable with respect to the Non-Money Market Funds at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any related Agreement or by vote of the holders of a majority of the shares of the Non-Money Market Funds.


                         COMPUTATION OF NET ASSET VALUE

         The Funds value their portfolio securities and compute their net asset values per share in accordance with the procedures discussed in the Prospectus. This section provides a more detailed description of the Funds' methods for valuing their portfolio securities.

         The Enhanced Index Fund, Growth Fund, Growth and Income Fund, High Yield Fund and Income Fund each value portfolio securities listed on an exchange on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

         The Money Market Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which the Fund would receive if the security were sold. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

         Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of 397 days or less and invest only in U.S. dollar denominated eligible securities determined by the Trust's Board of Trustees to be of minimal credit risks and which (1) have received the highest short-term rating by at least two NRSROs, such as "A-1" by Standard & Poor's and "P-1" by Moody's; (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Board of Trustees or IBJW to be comparable to those rated in the highest rating category, will be limited.

         Pursuant to Rule 2a-7, the Board of Trustees is also required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of the Money Market Fund, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Fund calculated by using available market quotations deviates from $l.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board of Trustees will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                             PORTFOLIO TRANSACTIONS


         Investment decisions for the Funds and for the other investment advisory clients of Whitehall are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of Whitehall is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

         Pursuant to the Advisory Agreement, Whitehall places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Funds, Whitehall will seek the best available price and most favorable execution of the Funds' orders. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. Purchases and sales of securities are generally placed by Whitehall with broker-dealers which, in the Adviser's judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates. Whitehall selects broker-dealers on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to Whitehall.

         The cost of executing portfolio securities transactions for the Money Market Fund primarily consists of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Funds or PFPC are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC.

         Whitehall may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to Whitehall. By allocating transactions in this manner, Whitehall is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to Whitehall in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by the Funds is not reduced because Whitehall or its affiliates receive such services.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "Act"), Whitehall may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to Whitehall a higher commission for effecting a securities transaction for the Funds than another broker-dealer would have charged for effecting that transaction. Such higher commission would be paid only if Whitehall believes that the commission is reasonable in relation to the value of the brokerage and research services received.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, Whitehall may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

         The following table sets forth total brokerage commissions paid by the Funds during the fiscal years ended November 30, 1998, 1999 and 2000.

                              Brokerage Commissions
                              ---------------------
                                    1998                 1999             2000
                                    ----                 ----             ----

Growth Fund                        $276,174             $59,491          $25,120

Growth and Income Fund             $ 76,099             $36,320          $ 8,172

Income Fund                        $      0             $     0          $     0

Money Market Fund                                       $     0          $     0
                                   $      0



                                    TAXATION

         Each Fund, with the exception of the Enhanced Index and High Yield Funds which had not commenced operations, has elected to be treated as a regulated investment company and qualified as such for the fiscal year ended November 30, 2000. Each of the Funds intends to qualify by complying with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). By meeting these requirements, the Funds generally will not be subject to Federal income tax on their investment company taxable income and net capital gains which are distributed to shareholders. If a Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions will be taxed to shareholders as ordinary income.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gains net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         Some Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax actually had been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

         A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by a Fund. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

         Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. Distributions of net long-term capital gains, if any, designated by the Funds as long term capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds' shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

         Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless generally be taxable to them.

         Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt-interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

         The taxation of equity options is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Certain of the options, futures contracts, and forward foreign currency exchange contracts that several of the Funds may invest in are so-called "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

         Generally, the hedging transactions undertaken by a Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to stockholders.

         A Fund may make one or more of the elections available under the Code, which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

         Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options, futures, and forward contracts.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         Income received by a Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign governments and corporations, the Fund will be eligible and intends to elect to "pass-through" to its shareholders the amount of such foreign taxes paid by the Fund. Pursuant to this election, a shareholder would be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and would be entitled either to deduct his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by a Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion of the dividend which represents income derived from foreign sources.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit) including foreign source passive income of a Fund. The foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income.

         The Funds are required to report to the Internal Revenue Service ("IRS") all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if
(1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

         The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds, including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

                        DESCRIPTION OF THE FUNDS' SHARES

CAPITALIZATION

         The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) or additional classes at any time in the future. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

         Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

VOTING RIGHTS

         Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in the SAI, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of a Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of a Fund (or the Trust).

         Shareholders have the right to vote in the election of Trustees and on any and all matters on which by law or under the provisions of the Declaration of Trust, they may be entitled to vote. Under the Declaration of Trust, the Trust is not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. When certain matters affect only one class of shares but not another, the shareholders would vote as a class regarding such matters. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

         The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                         CALCULATION OF PERFORMANCE DATA

         The Funds may, from time to time, include their yield, effective yield, tax equivalent yield and average annual total return in advertisements or reports to shareholders or prospective investors.

         Current yield for the shares of the Money Market Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes such as gains or losses from the sale of securities and unrealized appreciation and depreciation) over a particular seven-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the


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

"base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the shares of the Money Market Fund assumes that all dividends received during the base period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

            EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)(365/7)] - 1.


         For the period ended November 30, 2000, the seven-day yield and seven-day effective yield of the shares of the Money Market Fund was 5.86% and 6.03%, respectively.

         Quotations of yield for the Enhanced Index Fund, Growth Fund, Growth and Income Fund, High Yield Fund and Income Fund will be based on the investment income per share earned during a particular 30-day (or one month) period, less expenses accrued during a period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                           YIELD = 2[(A-B + 1)(6) -1]
                                       ---
                                        CD

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.


         For the period ended November 30, 2000, the 30-day (or one month) yield for shares of the Growth Fund, Growth and Income Fund, and Income Fund was (0.42)%, 2.29%, and 6.93% respectively.

         Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), calculated pursuant to the following formula:

                               P (1 + T)(N) = ERV

(where P = a hypothetical initial payment of $l,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of the maximum sales charge and a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.


         The average annual total return for the shares of the Growth Fund, Growth and Income Fund, and Income Fund for the fiscal year ended November 30, 2000 was 1.96%, 6.93%, and 4.49%, respectively, and for the period February 1, 1995 (commencement of operations) to November 30, 2000 was 23.98%, 15.01%, and 6.04%.

         Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Yield and total return for the Funds will vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         In connection with communicating its yields or total return to current or prospective unit holders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

         Investors who purchase and redeem shares of the Funds through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service
Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and average annual total return of the Funds for those investors. Investors who maintain accounts with the Trust as transfer agent will not pay these fees.

                              FINANCIAL STATEMENTS


         The Funds' financial statements, including the financial 1999,highlights, and the report of Ernst & Young LLP, independent auditors, included in the Annual for the fiscal year ended November 30, 2000 are incorporated herein by reference. For a free copy of the Annual Report, please contact the Funds at 1-800-99-IBJFD (1-800-994-2533). There are no financial statements available for the Enhanced Index Fund and High Yield Fund as those Funds had not commenced operations as of the date of this Statement of Additional Information.


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
                                   APPENDIX A

         The following is a description of certain ratings of Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's") that are applicable to certain obligations in which the Funds may invest.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

         The following summarizes the ratings used by S&P for corporate and municipal debt:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


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
         "c" - The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

         "p" - The letter `p' indicates that the rating is provisional. A provisional ratings assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

         * - Continuance of the ratings is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

         "r" - The `r' highlights derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         N.R. Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy. Debt obligations if issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

         Con. (...) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or


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

(d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

MUNICIPAL NOTE RATINGS

         A S&P rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by S&P for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

         "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes high quality. Margins of protection that are ample although not so large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

         "SG" - This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

         Fitch and D&P use the short-term ratings described under Commercial Paper Ratings for municipal notes.


                                       99